Registration No. 2-76547
File No. 811-3420
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. _____ [ ]

Post-Effective Amendment No. 39 [X]
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940 [X]

Amendment No. 37 [X]
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OPPENHEIMER INTEGRITY FUNDS
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(Exact Name of Registrant as Specified in Charter)

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6803 South Tucson Way, Englewood, Colorado 80112
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(Address of Principal Executive Offices) (Zip Code)

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303-768-3200
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(Registrant's Telephone Number, including Area Code)

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Andrew J. Donohue, Esq.
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OppenheimerFunds, Inc.
Two World Trade Center, New York, New York 10048-0203
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(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) [X] On April 25, 2001 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _________________ pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2)
of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            OPPENHEIMER BOND FUND
                    Supplement dated April 24, 2001 to the
                       Prospectus dated April 24, 2001

The Prospectus,  as previously supplemented,  is further supplemented as follows:

1.    The date of the Prospectus is changed to April 25, 2001.

                                                    PS0285.017

Oppenheimer
Bond Fund

Prospectus dated April 24, 2001

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Bond Fund is a mutual fund that seeks a high level of current income. It invests primarily in investment-grade debt securities and U.S.
government securities.
This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

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112

Contents

About the Fund

The Fund's Investment Objective and Strategies

Main Risks of Investing in the Fund

The Fund's Past Performance

Fees and Expenses of the Fund

About the Fund's Investments

How the Fund is Managed

About Your Account

How to Buy Shares
Class A Shares
Class B Shares
Class C Shares
Class N Shares
Class Y Shares

Special Investor Services
AccountLink
PhoneLink

OppenheimerFunds Internet Website
Retirement Plans

How to Sell Shares
By Mail
By Telephone
By Checkwriting

How to Exchange Shares

Shareholder Account Rules and Policies

Dividends, Capital Gains and Taxes

Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high level of current income by investing mainly in debt instruments.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. government securities and money market instruments, under normal market conditions. Those investment-grade debt securities can include:

o domestic and foreign corporate debt obligations,
o domestic and foreign government bonds,
o mortgage-related securities (including collateralized mortgage obligations ("CMOs")) issued by private issuers, and
o other debt obligations.

In general, these debt securities are referred to as "bonds." The
Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs.

There is no set allocation of the Fund's assets among the classes of securities the Fund buys to meet the 65% investment-grade securities requirement, but currently the Fund focuses mainly on U.S. government securities and investment-grade debt securities. However, if market conditions change, the
Fund's portfolio managers might change the relative allocation of the Fund's assets.

The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. The Fund can invest up to 35% of its total assets in high-yield debt securities that are below investment grade (commonly referred to as "junk bonds"). These investments are more fully explained in
"About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers' overall strategy is to build a broadly diversified portfolio of corporate and government bonds. The portfolio managers currently focus on the factors below (which may vary in particular cases and may change over time), looking for:

o Debt securities in market sectors that offer attractive relative value,
o Investment-grade securities that offer more income than U.S. treasury obligations with a good balance of risk and return,
o High income potential from different types of corporate and government securities, and
o Broad portfolio diversification to help reduce the volatility of the
Fund's share prices.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking high current income from a fund that invests primarily in investment-grade debt securities but which can also hold high-yield debt securities below investment grade to seek higher income. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in corporate-debt securities, and the changes in share prices that can occur when interest rates change. The Fund is intended as a long-term investment, not a short-term trading vehicle, and may be appropriate for a part of an investor's retirement plan portfolio. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in value from a number of factors described below. They include changes in general bond market movements in the U.S. and abroad (this is referred to as
"market risk"). There is also the risk that poor security selection by the
Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

Credit Risk. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk, and securities issued by other agencies of the U.S.
government generally have low credit risks. Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, the Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced.

o Special Risks of Lower-Grade Securities. Because the Fund can invest up to 35% of its total assets in securities (including convertible securities) below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only
investment-grade securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. Those risks can reduce the Fund's share prices and the income it earns. The market for lower-grade securities may be less liquid, especially during times of economic distress, and therefore they may be harder to sell at an acceptable price.

Interest Rate Risks. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these fluctuations is generally greater for securities having longer maturities than for short-term securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

At times, the Fund may buy longer-term debt securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share prices may fluctuate more when interest rates change. The Fund can buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments).
These are derivative securities that have prices that may go up or down more than other types of debt securities in response to interest rate changes. The
Fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of the Fund's investments. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

Prepayment Risk. Mortgage-related securities are subject to the risks of unanticipated prepayment. The risk is that when interest rates fall, borrowers under the mortgages that underlie these securities will prepay their mortgages more quickly than expected, causing the issuer of the security to pay the principal to the Fund prior to the security's expected maturity. The Fund may be required to reinvest the proceeds at a lower interest rate, reducing its income.
Mortgage-related securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall and have greater potential for loss when prevailing interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium.

If interest rates rise rapidly, prepayments of mortgages may occur at a slower rate than expected, and the expected maturity of short- or medium-term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the prices of the Fund's shares, to fluctuate more and to fall.

risks of Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest-only and principal-only securities, structured notes, interest-rate swap agreements and mortgage-related securities are examples of derivatives the Fund can use.

If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could fall and the Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to sell them at an acceptable price. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. The share price of the Fund will change daily based on changes in interest rates, market prices of securities and market conditions, and in response to other economic events.
There is no assurance that the Fund will achieve its investment objective.

Debt securities are subject to market, credit and interest rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest proceeds of its investments in lower-yielding securities. In the OppenheimerFunds spectrum, the
Fund generally has more risks than bond funds that focus primarily on U. S.
government securities, but the Fund's emphasis on investment-grade securities may make its share prices less volatile than high-yield bond funds or funds that focus on foreign bonds.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's Class A shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/01 through 3/31/01, the cumulative return (not annualized) of Class A shares was 3.96%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 6.24% (2Q'95) and the lowest return (not annualized)
for a calendar quarter was -3.16% (1Q'94).

5 Years
Average Annual Total ----------------- 10 Years
Returns for the periods (or life of (or life of
ended December 31, 2000 1 Year class, if less) class, if less)

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Class A Shares (inception: 0.78% 3.87% 6.59%
4/15/88)

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Lehman Bros. Corporate Bond 9.39% 5.80% 8.44%1
Index

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Class B Shares (inception: 0.19% 3.79% 4.67%
5/3/93)

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Class C Shares (inception: 4.13% 4.10% 4.44%
7/11/95)

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Class Y Shares (inception: 7.13% 3.73% N/A
4/27/98)

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1. From 12/31/90.

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The Fund's average annual total returns include the applicable sales charge: for
Class A the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5 years); and for Class
C, the 1% contingent deferred sales charge for the 1-year period. Because Class
B shares convert to Class A shares 72 months after purchase, Class B
"life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. Because Class N shares were not offered for sale during the Fund's fiscal year ended December 31, 2000, no performance information is included in the table above for Class N shares. The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Lehman
Brothers Corporate Bond Index, which measures the performance of non-convertible investment-grade domestic corporate debt securities. The index performance includes the reinvestment of income but does not reflect transaction costs. The
Fund's investments vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended
December 31, 2000, except that the numbers for Class N shares, which is a new class, are based on the Fund's anticipated expenses for Class N shares during the coming year.

Shareholder Fees (charges paid directly from your investment):

Class A Class B Class C Class N Class Y
Shares Shares Shares Shares Shares
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Maximum Sales 4.75% None None None
Charge (Load) on
purchases None
(as % of offering
price)

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Maximum None1 5%2 1%3 None
Deferred
Sales Charge
(Load) (as %
of the lower
of the
original
offering 1%4
price or
redemption
proceeds)

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1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more ($500,000 for retirement plan accounts) of Class A shares.
See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within twelve (12) months of purchase.
4. Applies to shares redeemed within eighteen (18) months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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Class A Class B Class C Class N Class Y
Shares Shares Shares Shares Shares

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Management Fees

0.74% 0.74% 0.74% 0.74% 0.74%

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Distribution
and/or Service 0.24% 1.00% 1.00% 0.25% None
(12b-1) Fees

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Other Expenses
0.33% 0.33% 0.33% 0.33% 0.09%

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Total Annual
Operating Expenses 1.31% 2.07% 2.07% 1.32% 0.83%

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays. Class N shares were not offered for sale during the Fund's last fiscal year. The expenses above for Class N shares are based on the expected expenses for that class of shares for the current fiscal year.

Examples. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed: 1 Year 3 Years 5 Years 10 Years1
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Class A Shares $602 $870 $1,159 $1,979

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Class B Shares $710 $949 $1,314 $2,027

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Class C Shares $310 $649 $1,114 $2,400

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Class N Shares $234 $418 $723 $1,590

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Class Y Shares $85 $265 $460 $1,025
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If shares are not 1 Year 3 Years 5 Years 10 Years1
redeemed:
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Class A Shares $602 $870 $1,159 $1,979

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Class B Shares $210 $649 $1,114 $2,027

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Class C Shares $210 $649 $1,114 $2,400

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Class N Shares $134 $418 $723 $1,590

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Class Y Shares $85 $265 $460 $1,025
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In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B,
Class C and Class N expenses do not include contingent deferred sales charges.
1. Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

However, changes in the overall market prices of securities and any income they may pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

In selecting debt securities and evaluating their yield potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting an issuer as well. The debt securities the Fund buys may be rated by nationally recognized rating organizations such as Moody's Investors Service or Standard and Poor's Rating
Services, or they may be unrated securities assigned an equivalent rating by the
Manager. "Investment-grade" rated securities are those in the four highest rating categories of national ratings organizations. A description of those ratings definitions is included in Appendix A to the Statement of Additional
Information.

U.S. Government Securities. Not all of the U.S. government securities the
Fund buys are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. All of these different types of securities described below are generally referred to as "U.S. government securities" in this Prospectus.

o U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
Treasury bonds (having maturities of more than ten years when issued).
Treasury securities are backed by the full faith and credit of the
United States as to timely payments of interest and repayments of principal. The Fund can buy U. S. Treasury securities that have been
"stripped" of their coupons and zero-coupon securities described below.
o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and
mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
Association ("Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
Association ("Fannie Mae") bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home Loan
Mortgage Corporation ("Freddie Mac") obligations.

o Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.
They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Fund's share prices.

Other Debt Securities. While the Fund invests primarily in investment-grade debt securities, it is not required to dispose of debt securities that fall below investment grade after the Fund buys them. However, the portfolio managers will monitor those holdings to determine whether the Fund should sell them. While securities rated "Baa" by Moody's or "BBB" by SandP are considered "investment grade," they have some speculative characteristics.

While investment-grade securities are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. There may be less of a market for them and therefore they may be harder to value and sell at an acceptable price. These risks can reduce the Fund's share prices and the income it earns.

o Private-Issuer Securities. The Fund can invest in securities issued by private issuers that do not offer the credit backing of the U.S.
government. These include multi-class debt or pass-through
certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers or special trusts. The Fund can buy other types of asset-backed securities collateralized by loans or other assets or receivables. Private-issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks discussed above). There is the risk that private issuers may not make timely payment of interest or repay principal when due, although in some cases those payment obligations may be supported by insurance or guarantees.

Foreign Securities. The Fund typically invests a portion of its assets in foreign debt securities, and it has no limit on the amount of its assets that can be invested in foreign securities that are investment grade. The
Fund can buy debt securities issued by foreign governments or companies.
The Fund can buy securities of governments and companies in both developed markets and emerging markets. Debt securities issued or guaranteed by a foreign government or its agencies might not be backed by the "full faith and credit" of the government.

The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

o Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency.
Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that
U.S. companies are subject to.

The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective, and will likely have a high portfolio turnover rate.
Portfolio turnover increases the Fund's brokerage and transaction costs
(and reduces the Fund's performance). However, most of the Fund's portfolio transactions are principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent fiscal years.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy.
Investment restrictions that are fundamental policies are listed in the
Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. They may be securities issued by the U.S. government or private issuers. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the cash currently.
Stripped securities are particularly sensitive to changes in interest rates.

The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Fund to sell its holdings at an acceptable price.

Preferred Stock. Unlike common stock, preferred stock typically has a stated
dividend rate. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

o Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or sell them quickly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Fund's Board of Trustees can increase that limit to 15%).
Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

"Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments whose payments of principal or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the
Fund to sell its investment at an acceptable price.

Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, interest rate swaps and forward contracts to hedge investment risks. The Fund is not required to use hedging instruments to seek its objective and does not currently use them to a significant degree.

There are special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Short-Term Debt Securities. The Fund can buy high-quality, short-term money market instruments, including obligations of the U.S. Government and its agencies, short-term corporate debt obligations, bank certificates of deposit and bankers' acceptances, and commercial paper, which are short-term, negotiable promissory notes of companies. Because these instruments tend to offer lower yields than other debt securities, the
Fund ordinarily does not invest in them to seek high current income, and uses them more for liquidity and cash management purposes or for defensive purposes when market conditions are unstable.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

The Manager has been an investment advisor since January 1960. The Manager
(including subsidiaries) managed more than $120 billion in assets as of March
31, 2001, including other Oppenheimer funds, with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th
Floor, New York, New York 10048-0203.

Portfolio Managers. The portfolio managers of the Fund are David P. Negri and
John Kowalik. Each is a Vice President of the Fund, a Senior Vice
President of the Manager and an officer and portfolio manager of other
Oppenheimer funds. They are the persons principally responsible for the day-to-day management of the Fund's portfolio, in Mr. Negri's case since July 10, 1995, and in Mr. Kowalik's case since July 1, 1998. Mr.
Negri has been employed as a portfolio manager by the Manager since
July 1988. Mr. Kowalik joined the Manager in July 1998 and was previously Managing Director and Senior Portfolio Manager of Prudential
Global Advisers (from 1989 to June 1998).

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next
$200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for its last fiscal year ended December
31, 2000 was 0.74% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO you buy SHARES? You can buy shares several ways, as described below.
The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

BuyingShares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the
Distributor. Your dealer will place your order with the Distributor on your behalf.

BuyingShares Through the Distributor. Complete an OppenheimerFunds New Account
Application and return it with a check payable to "OppenheimerFunds
Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If
you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.
Before sending a wire, call the Distributor's Wire Department at
1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.
o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
pay for shares by electronic funds transfers from your bank account.
Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds
PhoneLink, also described below. Please refer to "AccountLink," below for more details.
o Buying Shares Through Asset Builder Plans. You may purchase shares of the
Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset
Builder Plan with AccountLink. Details are in the Asset Builder
Application and the Statement of Additional Information.

How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.
o Under retirement plans, such as IRAs, pension and profit-sharing plans and
401(k) plans, you can start your account with as little as $250. If your
IRA is started as an Asset Builder Plan, the $25 minimum applies.
Additional purchases may be for as little as $25.
o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the
Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this
Prospectus mean "New York time."

The net asset value per share is determined by dividing the value of the
Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is

BuyingThrough a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined. is determined after your order is received.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five (5)
different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You
Buy Class A Shares?" below.
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can
You Buy Class B Shares?" below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy
Class C Shares?" below.
Class N Shares. Class N shares are offered only through retirement plans
(including IRAs and 403(b) plans) that purchase $500,000 or more of Class
N shares of one or more Oppenheimer funds, or through retirement plans
(not including IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible plan participants. Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution from a qualified retirement plan or
403(b) plan sponsored by the Manager. Non-retirement plan investors cannot buy Class N shares directly. If you buy Class N shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within eighteen (18) months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy
Class N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

Which class of shares should you choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class C shares; Class B shares are not available for purchase by such retirement plans.

o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the
Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice
(especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C or Class N shareholders.
Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class
B, Class C and Class N asset-based sales charge described below and in the
Statement of Additional Information. Share certificates are not available for Class B, Class C and Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to My Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special condition applies.

HOW CAN you BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

------------------------------------------------------------------------------
Amount of Purchase Front-End Sales Front-End Sales Concession As
Charge As a
Charge As a Percentage of
Percentage of Net Percentage of
Offering Price Amount Invested Offering Price
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Less than $50,000 4.75% 4.98% 4.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$50,000 or more but 4.50% 4.71% 3.75%
less than $100,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$100,000 or more but 3.50% 3.63% 2.75%
less than $250,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$250,000 or more but 2.50% 2.56% 2.00%
less than $500,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$500,000 or more but 2.00% 2.04% 1.60%
less than $1 million
------------------------------------------------------------------------------

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix C to the Statement of
Additional Information. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more (other than purchases by those retirement accounts). For those retirement plan accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, based on the cumulative purchases during the prior 12 months ending with the current purchase. In either case, the concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.1 That concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption of Class C shares of one or more Oppenheimer funds held by the plan for more than one year.

If you redeem any of those shares within an 18-month "holding period"
measured from the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
(2) the original net asset value of the redeemed shares. The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of
Class A shares of all Oppenheimer funds you made that were subject to the
Class A contingent deferred sales charge.

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
Accumulation" or a Letter of Intent, as described in "Reduced Sales
Charges" in the Statement of Additional Information.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor. The
Distributor pays dealers of record concessions in an amount equal to 0.25%
of purchases by those retirement plans. That concession will not be paid on purchases of shares by a retirement plan made with the proceeds of the redemption of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

HOW CAN you BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of the end of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

Years Since Beginning of Month in Which Contingent Deferred Sales Charge on
Redemptions in That Year
Purchase Order was Accepted (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1 5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2 4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3 3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4 3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5 2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6 1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
6 and following None
----------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any
Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the end of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered only through retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through retirement plans (not including IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution from a qualified retirement plan or 403(b) plan sponsored by the Manager. Non-retirement plan investors cannot buy Class N shares directly.

A contingent deferred sales charge of 1.0% will be imposed if:

o The retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o With respect to an individual retirement plan or 403(b) plan, Class
N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for purchasing, redeeming, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. For example, Massachusetts Mutual Life Insurance Company, an affiliate of the
Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors cannot buy Class Y shares directly.

An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Distribution and Service (12b-1) Plans.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class
N shares to pay the Distributor for its services and costs in distributing
Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
0.75% per year on Class B shares and Class C shares and the Fund pays the
Distributor an annual asset-based sales charge of 0.25% per year on Class
N shares. The Distributor also receives a service fee of 0.25% per year under the Class B and Class C Distribution and Service plans. Although the
Distributor is entitled to receive a service fee of 0.25% per year under the Class N Distribution and Service Plan, the Fund's Trustees have not authorized the Fund to pay a service fee on Class N shares at this time.

The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge increases Class N expenses by 0.25% of the net assets per year. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The
Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Class N shares to dealers from its own resources at the time of sale. The Distributor retains the asset-based sales charge on Class N shares.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
Builder Plans, or
o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer
Agent for more information.

You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer
Agent receives written instructions terminating or changing those privileges.
After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer
Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
PhoneLink number and the Fund will send the proceeds directly to your
AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have
Internet account transaction capability for your account, please call the
Transfer Agent at 1.800.525.7048. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
SIMPLE IRAs, rollover IRAs and Education IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone . You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.525.7048, for assistance.
Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

o You wish to redeem more than $100,000 and receive a check o The redemption check is not payable to all shareholders listed on the
account statement
o The redemption check is not sent to the address of record on your account statement
o Shares are being transferred to a Fund account with a different owner or name
o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o a U.S. bank, trust company, credit union or savings association,
o a foreign bank that has a U.S. correspondent bank,
o a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o a U.S. national securities exchange, a registered securities association or a clearing agency.
If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:

o Your name
o The Fund's name
o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is
registered, and
o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for Send courier or express mail
Requests by mail: requests to:
OppenheimerFunds Services OppenheimerFunds Services
P.O. Box 5270 10200 E. Girard Avenue, Building D
Denver Colorado 80217 Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
o To redeem shares through a service representative, call 1.800.852.8457 o To redeem shares automatically on PhoneLink, call 1.800.533.3310
Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
o Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

o Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.

o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o Checks must be written for at least $100.
o Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

how contingent deferred sales charges affect redemptions. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any Class A, Class B, Class C or all Class N shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.

With respect to Class N shares, a 1.0% contingent deferred sales charge will be imposed if:

o The retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or,

o With respect to an individual retirement plan or 403(b) plan, Class
N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o the amount of your account value represented by an increase in net asset value over the initial purchase price,
o shares purchased by the reinvestment of dividends or capital gains distributions, or
o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains distributions,
2. shares held for the holding period that applies to the class, and
3. shares held the longest during the holding period.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

o Shares of the fund selected for exchange must be available for sale in your state of residence.
o The prospectuses of both funds must offer the exchange privilege. o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o Before exchanging into a fund, you must obtain and read its prospectus.
Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s)
and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York
Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.

o The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market
fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's
Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the
Manager and the Fund may reject purchase orders and exchanges into the
Fund by any person, group or account that the Manager believes to be a market timer.

o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law.
o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
However, under unusual circumstances determined by the Securities and
Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via
AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048. You may also notify the Transfer
Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer
Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.
Dividends and distributions paid on Class A and Class Y shares generally will be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares.

Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for the shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
reinvest all distributions in the same class of shares of another
OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the Fund declares a capital ains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information was audited by Deloitte and Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Class
N shares were not offered for sale during the periods shown below. Therefore, information on Class N shares is not included in the following tables or in the
Fund's other financial statements.

FINANCIAL HIGHLIGHTS
Class A Year Ended December 31, 2000 1999 1998
1997 1996

Per Share Operating Data

Net asset value, beginning of period $ 9.97 $ 10.86 $ 10.97
$ 10.70 $ 10.98
Income (loss) from investment operations:
Net investment income .73 .71 .71
 .77 .78
Net realized and unrealized gain (loss) (.18) (.89) (.11)
 .27 (.28)
Total income (loss) from investment
operations .55 (.18) .60
1.04 .50
Dividends and/or distributions to
shareholders:
Dividends from net investment income (.73) (.71) (.71)
(.77) (.75)
Tax return of capital -- -- --
-- (.03)
Total dividends and/or distributions to
shareholders (.73) (.71) (.71)
(.77) (.78)
Net asset value, end of period $ 9.79 $ 9.97 $ 10.86
$ 10.97 $ 10.70
Total Return, at Net Asset Value1 5.80% (1.65)% 5.61%
10.13% 4.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $202,833 $220,502 $246,668
$190,706 $193,515
Average net assets (in thousands) $205,883 $251,190 $217,944
$187,458 $178,130
Ratios to average net assets:2
Net investment income 7.48% 6.88% 6.46%
7.20% 7.35%
Expenses 1.31% 1.24% 1.22%3
1.27%3 1.30%3
Portfolio turnover rate 255% 238% 67%
51% 54%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.
Expense ratio has not been grossed up to reflect the effect of expenses paid
3. indirectly.

Class B Year Ended December 31, 2000 1999 1998 1997 1996

Per Share Operating Data
Net asset value, beginning of
period $ 9.96 $10.86 $10.97 $ 10.69 $ 10.98
Income (loss) from investment
operations:
Net investment income .66 .63 .62 .69 .70
Net realized and unrealized
gain (loss) (.17) (.90) (.10) .28 (.29)
Total income (loss) from
investment operations .49 (.27) .52 .97 .41
Dividends and/or
distributions to shareholders:
Dividends from net investment
income (.66) (.63) (.63) (.69) (.67)
Tax return of capital -- -- -- -- (.03)
Total dividends and/or
distributions
to shareholders (.66) (.63) (.63) (.69) (.70)
Net asset value, end of period $ 9.79 $ 9.96 $10.86 $ 10.97 $ 10.69
Total Return, at Net Asset
Value1 5.11% (2.48% 4.81% 9.41% 3.99%
Ratios/Supplemental Data
Net assets, end of period (in
thousands) $83,637 $94,845 $88,061 $48,255 $38,826
Average net assets (in
thousands) $83,394 $95,285 $64,330 $41,439 $38,068
Ratios to average net assets:2
Net investment income 6.71% 6.13% 5.68% 6.42% 6.59%
Expenses 2.07% 1.99% 1.97%3 2.02%3 2.05%3
Portfolio turnover rate 255% 238% 67% 51% 54%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31, 2000 1999 1998 1997 1996

Per Share Operating Data
Net asset value, beginning of
period $ 9.97 $ 10.87 $ 10.98 $10.70 $ 10.99
Income (loss) from investment
operations:
Net investment income .66 .63 .62 .69 .70
Net realized and unrealized gain
(loss) (.17) (.90) (.10) .28 (.29)
Total income (loss) from
investment operations .49 (.27) .52 .97 .41
Dividends and/or distributions to
shareholders:
Dividends from net investment
income (.66) (.63) (.63) (.69) (.67)
Tax return of capital -- -- -- -- (.03)
Total dividends and/or
distributions
to shareholders (.66) (.63) (.63) (.69) (.70)
Net asset value, end of period $ 9.80 $ 9.97 $ 10.87 $10.98 $ 10.70
Total Return, at Net Asset Value1 5.11% (2.47)% 4.81% 9.39% 4.00%
Ratios/Supplemental Data
Net assets, end of period (in
thousands) $24,303 $24,143 $21,796 $9,188 $ 4,322
Average net assets (in thousands) $22,605 $24,218 $15,198 $6,134 $ 3,404
Ratios to average net assets:2
Net investment income 6.71% 6.13% 5.66% 6.36% 6.60%
Expenses 2.07% 1.99% 1.96%3 2.02%3 2.05%3
Portfolio turnover rate 255% 238% 67% 51% 54%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

30 OPPENHEIMER BOND FUND

Class Y Year Ended December 31 2000 1999 19981

Per Share Operating Data
Net asset value, beginning of period $ 9.95 $10.86 $ 10.88
Income (loss) from investment operations:
Net investment income .85 .76 .49
Net realized and unrealized loss (.18) (.91) (.02)
Total income (loss) from investment operations .67 (.15) .47
Dividends and/or distributions to shareholders:
Dividends from net investment income (.84) (.76) (.49)
Net asset value, end of period $ 9.78 $ 9.95 $ 10.86
Total Return, at Net Asset Value2 7.13% (1.37% 4.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $877 $186 $1
Average net assets (in thousands) $340 $ 31 $1
Ratios to average net assets:3
Net investment income 7.92% 7.94% 6.84%
Expenses 0.83% 0.83% 0.74%4
Portfolio turnover rate 255% 238% 67%

1. For the period from April 27, 1998 (inception of offering) to December 31,
1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES

For More Information on Oppenheimer Bond Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

----------------------------------------------------------------------------
By Telephone: Call OppenheimerFunds Services toll-free:
1.800.525.7048
----------------------------------------------------------------------------
----------------------------------------------------------------------------
By Mail: Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
----------------------------------------------------------------------------
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On the Internet: You can send us a request by e-mail or
read or download documents on the
OppenheimerFunds website:
http://www.oppenheimerfunds.com

----------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed
by:
The Fund's SEC File No. is 811-3420

PR0285.001.0401 Printed on recycled paper. [logo] OppenheimerFunds
Distributor, Inc.

Appendix to Prospectus of
Oppenheimer Bond Fund

Graphic material included in the Prospectus of Oppenheimer Bond Fund (the
"Fund") under the heading "Annual Total Returns (Class A)(as of 12/31 each year)":

A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar Annual
Year Total
Ended Returns

12/31/91 18.28%
12/31/92 6.77%
12/31/93 10.30%
12/31/94 -3.87%
12/31/95 16.94%
12/31/96 4.87%
12/31/97 10.13%
12/31/98 5.61%
12/31/99 -1.65%
12/31/00 5.80%

285psp_April_01

Oppenheimer Bond Fund

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated April 25, 2001

This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated April 25, 2001. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at
www.oppenheimerfunds.com.

Contents
Page
About the Fund

About Your Account

Financial Information About the Fund

A B O U T T H E F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds,
Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objectives.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of non-governmental issues, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign issuers, the Manager may consider general economic conditions, the conditions of a particular country's economy in relation to the
U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets (as well as their liquidity) and other factors.

|X| Debt Securities. The Fund can invest in a variety of debt securities to seek its objective. Foreign debt securities are subject to the risks of foreign securities described below. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

o Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Fund's investments primarily are investment-grade debt securities and U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds rated at least "Baa" by Moody's
Investors Service, Inc., or at least "BBB" by Standard and Poor's Rating
Service or Fitch, Inc., or that have comparable ratings by another nationally-recognized rating organization. The Fund can also buy non-investment-grade debt securities (commonly referred to as "junk bonds").

In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield.
For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

Fluctuations in the market value of debt securities after the Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).
However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o Special Risks of Lower-Grade Securities. The Fund can invest in lower-grade debt securities. Because lower-grade securities tend to offer higher yields than investment-grade securities, the Fund might invest in lower-grade securities if the Manager is trying to achieve higher income.

"Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than "BBB"
by Standard and Poor's or Fitch, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities.

Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this Statement of Additional
Information.

To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

While securities rated "Baa" by Moody's or "BBB" by Standard and Poor's or
Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics.
Definitions of the debt security ratings categories of Moody's, Standard and
Poor's, and Fitch are included in Appendix A to this Statement of Additional
Information.

|X| Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk
(depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index.
Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated
maturities.

Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the
Fund's mortgage-related securities were to decrease broadly, the Fund's sensitivity to interest rate changes would increase.
As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

o Collateralized Mortgage Obligations. Collateralized mortgage obligations or "CMOs," are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1) pass-through certificates issued or guaranteed by Government National
Mortgage Association (Ginnie Mae), Federal National Mortgage
Association (Fannie Mae), or Federal Home Loan Mortgage
Corporation (Freddie Mac),
(2) unsecuritized mortgage loans insured by the Federal Housing
Administration or guaranteed by the Department of Veterans'
Affairs,
(3) unsecuritized conventional mortgages, (4) other mortgage-related securities, or (5) any combination of these.

Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

|X| U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S.
government agencies or instrumentalities in which the Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the United
States. "Full faith and credit" means generally that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the
United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Fund can buy include U. S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS").

o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as
Government National Mortgage Association pass-through mortgage certificates
(called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations.
o Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The
Fund can have significant amounts of its assets invested in mortgage-related
U.S. government securities.

The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced.
Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the
Fund's share prices.

o Commercial (Privately-Issued) Mortgage Related Securities. The Fund can invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

|X| Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans.
They are issued by trusts or special-purpose corporations. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due.

The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

|X| Participation Interests. The Fund can invest in participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X| Foreign Securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the World Bank. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." The Fund expects to have investments in foreign securities as part of its normal investment strategy.

Securities of foreign issuers that are represented by American Depository
Receipts or that are listed on a U.S. securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to
U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o Foreign Debt Obligations. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain
"supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the
International Bank for Reconstruction and Development (commonly called the
"World Bank"), the Asian Development bank and the Inter-American Development
Bank.

The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity.
Those uncollateralized amounts constitute what is called the "residual risk."

If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S.
dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o reduction of income by foreign taxes;
o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o transaction charges for currency exchange;
o lack of public information about foreign issuers;
o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
domestic issuers;
o less volume on foreign exchanges than on U.S. exchanges;
o greater volatility and less liquidity on foreign markets than in the
U.S.;
o less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o greater difficulties in commencing lawsuits;
o higher brokerage commission rates than in the U.S.;
o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or
adverse diplomatic developments; and
o unfavorable differences between the U.S. economy and foreign economies.

In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New
Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, and the Fund currently does not expect to invest a substantial portion of its assets in emerging markets.

o Risks of Conversion to Euro. There may be transaction costs and risks relating to the conversion of certain European currencies to the Euro that commenced in
January 1, 1999. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the
Fund operationally and also has potential risks, some of which are listed below.
Among other things, the conversion will affect:

o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market
and greater operational costs from converting to the new
currency. This might depress stock values.
o vendors the Fund depends on to carry out its business, such as its custodian (which holds the foreign securities the Fund
buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign
markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate
calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the
Fund.

The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

The Manager has upgraded (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian has advised the
Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio managers will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X| Zero-Coupon Securities. The Fund can buy zero-coupon and
delayed-interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. The Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X| "Stripped" Mortgage-Related Securities. The Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only"
security or "P/O." Strips can be created for pass through certificates or CMOs.

The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

|X| Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the
91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.
As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.
Generally the issuer must provide a specified number of days' notice to the holder.

Step-coupon bonds have a coupon interest rate that changes periodically during the life of the security on predetermined dates that are set when the security is issued.

|X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a
"delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

The Fund may engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time the obligation is entered into. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received.
The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

|X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of
1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X| Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the
Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells might decline below the price at which the Fund is obligated to repurchase securities.

|X| Investments in Equity Securities. Under normal market conditions the
Fund can invest a portion of assets in common stocks, preferred stocks, warrants
(which might be acquired as part of a "unit" of securities that includes debt securities) and convertible debt securities, which in some cases are considered
"equity equivalents." However, it does not currently anticipate investing significant amounts of its assets in equity securities as part of its normal investment strategy. Certain equity securities may be selected because they may provide dividend income.

o Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.
The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

The Fund can invest in securities of large companies and mid-size companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

Convertible Securities. While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as
"equity equivalents." As a result, the rating assigned to the security might have less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. Convertible debt securities are subject to the credit risks and interest rate risks described above in "Debt Securities."

The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

(1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
(considering the effect of conversion of the convertible
securities), and
(3) the extent to which the convertible security may be a defensive
"equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

|_| Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities.
Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

|_| Preferred Stocks. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock.
Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which also have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

Loans of Portfolio Securities. To raise cash for income or liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees.

These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue
Code and must permit the Fund to reacquire loaned securities on five days'
notice or in time to vote on any important matter.

|X| Money Market Instruments. The following is a brief description of the types of the U.S. dollar denominated money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

o U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities, described above.

o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be:

o obligations issued or guaranteed by a domestic bank
(including a foreign branch of a domestic bank) having
total assets of at least U.S. $1 billion, or
o obligations of a foreign bank with total assets of at least U.S. $1 billion.

"Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance
Corporation.

o Commercial Paper. The Fund can invest in commercial paper if it is rated within the top three rating categories of Standard and Poor's and Moody's or other rating organizations.

If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.
Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

|X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

Among the derivative investments the Fund can invest in are "index-linked"
or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer.
At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

|X| Hedging. The Fund can use hedging instruments although it is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the
Fund could:

o sell futures contracts,
o buy puts on futures or on securities, or
o write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

o buy futures, or
o buy calls on futures or on securities.

The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based bond or other security indices (these are referred to as
"financial futures"), (2) commodities (these are referred to as "commodity futures"), (3) debt securities (these are referred to as "interest rate futures"), and (4) foreign currencies (these are referred to as "forward contracts").

A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index.
These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4)
industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc;
and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o Put and Call Options. The Fund can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for calls on futures and indices, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.
Up to 50% of the Fund's total assets may be subject to calls.

When the Fund writes a call on a security, it receives cash (a premium).
The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on it books an equivalent dollar amount of liquid assets. The Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this asset coverage requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o Writing Put Options. The Fund can sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.
The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

o Purchasing Calls and Puts. The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. It may do so to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The
Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it
(whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

The Fund can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.

The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying liquid assets on its books having a value equal to its obligation under the option.

o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related portfolio securities, thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o Forward Contracts. Forward contracts are foreign currency exchange contracts.
They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund may also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.
Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a "transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.
Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The
Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify on its book liquid assets (such as cash or
U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The
Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.
The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the
Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the
Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Under the Investment Company Act, when the Fund purchases a future, it must maintain liquid assets in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts"
under the Internal Revenue Code. In general, gains or losses relating to Section
1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

Certain forward contracts the Fund enters into may result in "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.
Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the
Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund expects to have a portfolio turnover rate of more than 100% annually.

Increased portfolio turnover may result in higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Investment Restrictions

|X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.
Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the
outstanding shares are present or represented by proxy, or
o more than 50% of the outstanding shares.

The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o The Fund cannot concentrate its investments (that means it cannot invest 25%
or more of its total assets) in any one industry. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o The Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness,
(c) through an inter-fund lending program with other affiliated funds, and (d)
through repurchase agreements.

o The Fund cannot invest in real estate or real estate mortgage loans. However, the Fund can purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o The Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.

o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

For purposes of the Fund's policy not to concentrate its investments, the
Fund has adopted the industry classifications set forth in Appendix B to this
Statement of Additional Information. That is not a fundamental policy.

Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X| Does the Fund Have Additional Restrictions That Are Not
"Fundamental" Policies?

The Fund has an additional operating policy that is not "fundamental," and which can be changed by the Board of Trustees without shareholder approval:

o The Fund cannot invest in securities of other investment companies, except if it acquires them as part of a merger, consolidation or acquisition of assets.

How the Fund is Managed

Organization and History. The Fund is a series of Oppenheimer Integrity Funds
(referred to as the Fund's parent Trust in this document). The Fund's parent
Trust was established in 1982 as MassMutual Liquid Assets Trust, an open-end diversified management investment company, with an unlimited number of authorized shares of beneficial interest. The Fund was reorganized from a closed-end investment company called MassMutual Income Investors, Inc. into a series of the Trust on April 15, 1988. The Fund and the Trust were originally managed by Massachusetts Mutual Life Insurance Company, the Manager's indirect parent company. On March 29, 1991, the Manager became the Fund's investment advisor, and the Trust changed its name to Oppenheimer Integrity Funds. The Fund was then called Oppenheimer Investment Grade Bond Fund and changed its name to
Oppenheimer Bond Fund on July 10, 1995.

The Fund is governed by the Board of Trustees of
its parent Trust. The Board is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

|X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Each class of shares:

o has its own dividends and distributions,
o pays certain expenses which may be different for the different classes,
o may have a different net asset value,
o may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

The Trustees are authorized to create new series and classes of shares of the Trust. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the
Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The
Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the Trust's outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

|X| Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Trust's or the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Fund or the Trust would be unable to meet its obligations.

The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be
"interested persons" of the Fund under the Investment Company Act. All of the
Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds2:

Oppenheimer Cash Reserves Oppenheimer Select Managers
Oppenheimer Champion Income Fund Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government
Fund Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc. Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity
Fund Centennial Government Trust
Oppenheimer Main Street Small Cap
Fund Centennial Money Market Trust
Oppenheimer Municipal Fund Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund Centennial Tax Exempt Trust

 ...............................Ms. Macaskill and Messrs. Swain, Bishop,

Wixted, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of March
30, 2001 the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

James C. Swain*, Chairman, Chief
Executive Officer and Trustee, Age:
67
6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager
(since September 1988); formerly President and a director of Centennial Asset
Management Corporation, a wholly-owned subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc., a transfer agent subsidiary of the
Manager.

Bridget A. Macaskill*, President and
Trustee, Age: 52.
Two World Trade Center, New York,
New York 10048-0203 Chairman (since August 2000), Chief Executive Officer (since
September 1995) and a director (since December 1994) of the Manager; President
(since September 1995) and a director (since October 1990) of Oppenheimer
Acquisition Corp., the Manager's parent holding company; President, Chief
Executive Officer and a director (since March 2000) of OFI Private Investments,
Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial
Services, Inc. (since September 1995), transfer agent subsidiaries of the
Manager; President (since September 1995) and a director (since November 1989)
of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the
Manager; President and a director (since October 1997) of OppenheimerFunds
International Ltd., an offshore fund management subsidiary of the Manager and of
Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management
Corporation (since July 1991) and of Oppenheimer Real Asset Management, Inc.
(since July 1996), investment adviser subsidiaries of the Manager; a director
(since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; President and a trustee of other Oppenheimer funds. Formerly Ms. Macaskill held the following positions: President of the
Manager (June 1991 - August 2000); a director (until March 2001) of Prudential
Corporation plc (a U.K. financial service company).

William L. Armstrong, Trustee, Age:
63.

11 Carriage Lane, Littleton, Colorado 80121 Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since 1991),
Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
(since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since
1995) and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company)
(since 1991), Helmerich and Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991); formerly
Director of International Family Entertainment (television channel) (1992 -
1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-1999);
formerly U.S. Senator (January 1979-January 1991).

Robert G. Avis*, Trustee, Age: 69.
10369 Clayton Road, St. Louis,
Missouri 63131
Director and President of A.G.
Edwards Capital, Inc. (General
Partner of private equity funds),
formerly, until March 2000,
Chairman, President and Chief
Executive Officer of A.G. Edwards
Capital, Inc.; formerly, until March
1999, Vice Chairman and Director of
A.G. Edwards, Inc. and Vice Chairman
of A.G. Edwards and Sons, Inc. (its
brokerage company subsidiary); until
March 1999, Chairman of A.G. Edwards
Trust Company and A.G.E. Asset
Management (investment advisor);
until March 2000, a Director of A.G.
Edwards and Sons and A.G. Edwards
Trust Company.

George C. Bowen, Trustee, Age: 64.
9224 Bauer Ct., Lone Tree, Colorado
80124
Formerly (until April 1999) Mr.
Bowen held the following positions:
Senior Vice President (from
September 1987) and Treasurer (from
March 1985) of the Manager; Vice
President (from June 1983) and
Treasurer (since March 1985) of
OppenheimerFunds, Distributor, Inc.,
a subsidiary of the Manager and the
Fund's Distributor; of
OppenheimerFunds, Inc. and the
Trust's Sub-Distributor; Senior Vice
President (since February 1992),
Treasurer (since July 1991)
Assistant Secretary and a director
(since December 1991) of Centennial
Asset Management Corporation; Vice
President (since October 1989) and
Treasurer (since April 1986) of
HarbourView Asset Management
Corporation; President, Treasurer
and a director of Centennial Capital
Corporation (since June 1989); Vice
President and Treasurer (since
August 1978) and Secretary (since
April 1981) of Shareholder Services,
Inc.; Vice President, Treasurer and
Secretary of Shareholder Financial
Services, Inc. (since November
1989); Assistant Treasurer of
Oppenheimer Acquisition Corp. (since
March 1998); Treasurer of
Oppenheimer Partnership Holdings,
Inc. (since November 1989); Vice
President and Treasurer of
Oppenheimer Real Asset Management,
Inc. (since July 1996); Treasurer of
OppenheimerFunds International Ltd.
and Oppenheimer Millennium Funds plc
(since October 1997).

Edward L. Cameron, Trustee, Age: 62.
Spring Valley Road, Morristown, New Jersey 07960 Formerly (from 1974-1999) a partner with PricewaterhouseCoopers LLC (an accounting firm) and Chairman, Price
Waterhouse LLP Global Investment Management Industry Services Group (from
1994-1998).

Jon S. Fossel, Trustee, Age: 59.
P.O. Box 874, Ennis, Montana 59729
Formerly (until October 1995)
Chairman and a director of the
Manager; President and a director of
Oppenheimer Acquisition Corp.,
Shareholder Services, Inc. and
Shareholder Financial Services, Inc.

Sam Freedman, Trustee, Age: 60.
4975 Lakeshore Drive, Littleton,
Colorado 80123
Formerly (until October 1994)
Chairman and Chief Executive Officer
of OppenheimerFunds Services,
Chairman, Chief Executive Officer
and a director of Shareholder
Services, Inc., Chairman, Chief
Executive Officer and director of
Shareholder Financial Services,
Inc., Vice President and director of
Oppenheimer Acquisition Corp. and a
director of OppenheimerFunds, Inc.

C. Howard Kast, Trustee, Age: 80.

2552 East Alameda, Denver, Colorado
80209
Formerly Managing Partner of
Deloitte, Haskins and Sells (an
accounting firm).

Robert M. Kirchner, Trustee, Age:

80.

7500 E. Arapahoe Road, Englewood,
Colorado 80112
President of The Kirchner Company
(management consultants).

F. William Marshall, Jr., Trustee,
Age: 58.
87 Ely Road, Longmeadow, MA 01106
Formerly (until 1999) Chairman of
SIS and Family Bank, F.S.B. (formerly
SIS Bank); President, Chief
Executive Officer and Director of
SIS Bankcorp., Inc. and SIS Bank
(formerly Springfield Institution
for Savings) (1993-1999); Executive
Vice President (until 1999) of
Peoples Heritage Financial Group,
Inc.; Chairman and Chief Executive
Office of Bank of Ireland First
Holdings, Inc. and First New
Hampshire Banks (1990-1993); Trustee
(since 1996) of MassMutual
Institutional Funds and of MML
Series Investment Fund (open-end
investment companies).

John S. Kowalik, Vice President and
Portfolio Manager, Age: 44.
Two World Trade Center, New York,

New York 10048-0203 Senior Vice President of the Manager (since July 1998) and of HarbourView Asset Management Corporation (since April 2000); an officer and portfolio manager of other Oppenheimer funds; formerly Managing Director and
Senior Portfolio Manager at Prudential Global Advisors (June 1989 - June 1998).

David P. Negri, Vice President and
Portfolio Manager, Age: 47.
Two World Trade Center, New York,

New York 10048-0203 Senior Vice President of the Manager (since May 1998) and of
HarbourView Asset Management Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of the
Manager (July 1988 - May 1998).

Andrew J. Donohue, Vice President
and Secretary Age: 50.
Two World Trade Center, New York,
New York 10048-0203
Executive Vice President (since
January 1993), General Counsel
(since October 1991) and a director
(since September 1995) of the
Manager; Executive Vice President
and General Counsel (since September
1993) and a director (since January
1992) of OppenheimerFunds
Distributor, Inc.; Executive Vice
President, General Counsel and a
director (since September 1995) of
HarbourView Asset Management
Corporation, Shareholder Services,
Inc., Shareholder Financial
Services, Inc. and Oppenheimer
Partnership Holdings, Inc., of OFI
Private Investments, Inc. (since
March 2000), and of Oppenheimer
Trust Company (since May 2000);
President and a director of
Centennial Asset Management
Corporation (since September 1995)
and of Oppenheimer Real Asset
Management, Inc. (since July 1996);
Vice President and a director (since
September 1997) of OppenheimerFunds
International Ltd. and Oppenheimer
Millennium Funds plc; a director
(since April 2000) of
OppenheimerFunds Legacy Program;
General Counsel (since May 1996) and
Secretary (since April 1997) of
Oppenheimer Acquisition Corp.; an
officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer and
Principal Financial and Accounting
Officer, Age: 41.

6803 South Tucson Way, Englewood,
Colorado 80112
Senior Vice President and Treasurer
(since March 1999) of the Manager
Treasurer (since March 1999) of
HarbourView Asset Management
Corporation, Shareholder Services,
Inc., Oppenheimer Real Asset
Management Corporation, Shareholder
Financial Services, Inc. and
Oppenheimer Partnership Holdings,
Inc., of OFI Private Investments,
Inc. (since March 2000) and of
OppenheimerFunds International Ltd.
and Oppenheimer Millennium Funds plc
(since May 2000); Treasurer and
Chief Financial Officer (since May
2000) of Oppenheimer Trust Company;
Assistant Treasurer (since March
1999) of Oppenheimer Acquisition
Corp. and of Centennial Asset
Management Corporation an officer of
other Oppenheimer funds; formerly
Principal and Chief Operating
Officer, Bankers Trust Company -
Mutual Fund Services Division (March
1995 - March 1999); Vice President
and Chief Financial Officer of CS
First Boston Investment Management
Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary,
Age: 52.
Two World Trade Center, New York,
New York 10048-0203
Senior Vice President (since May
1985) and Associate General Counsel
(since May 1981) of the Manager
Assistant Secretary of Shareholder
Services, Inc. (since May 1985),
Shareholder Financial Services, Inc.
(since November 1989);
OppenheimerFunds International Ltd.
and Oppenheimer Millennium Funds plc
(since October 1997); an officer of
other Oppenheimer funds.

Robert J. Bishop, Assistant
Treasurer, Age: 42.
6803 South Tucson Way, Englewood,
Colorado 80112

Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the
Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of
the Manager. Vice President of OppenheimerFunds, Inc. (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President (April
1994 - May 1996) and a Fund Controller of OppenheimerFunds, Inc.

Scott T. Farrar, Assistant
Treasurer, Age: 35.
6803 South Tucson Way, Englewood,
Colorado 80112
Vice President of the Manager/Mutual
Fund Accounting (since May 1996);
Assistant Treasurer of Oppenheimer
Millennium Funds plc (since October
------------------------------------------------

1997); an officer of other Total Compensation
Oppenheimer Funds; formerly an from all Denver-Based
Assistant Vice President of the Oppenheimer Funds
Manager/Mutual Fund Accounting (41 funds)1
(April 1994 - May 1996), and a Fund
Controller of the Manager. Vice
President of OppenheimerFunds, Inc.
(since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since
October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice
President (April 1994 - May 1996) and a Fund Controller of OppenheimerFunds,
Inc.

Remuneration of Trustees. The officers of the Fund and two of the Trustees of the Fund (Ms. Macaskill and Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended December 31, 2000. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2000.
Aggregate Compen
Trustee's Name and Other Positions From Fund sation

------------------------------------------------
------------------------------------------------------------------------------

William L. Armstrong $533 $49,270
Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Avis $779 $72,000

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon. S. Fossel $842 $77,880
Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

$0 $55,948
George C. Bowen2

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward L. Cameron2 $0 $26,709
Audit Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman $866 $80,100
Review Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------

C. Howard Kast $932 $86,150
Audit Committee and Review
Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert M. Kirchner $832 $76,950
Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

F. William Marshall, Jr. 2 $0 $3,768

------------------------------------------------------------------------------

* Effective July 1, 2000, William A. Baker and Ned M. Steel resigned as Trustees of the Fund, and subsequently became Trustees Emeritus of the Fund. For the fiscal year ended December 31, 2000, Messrs. Baker and Steel each received $692 aggregate compensation from the Fund. For the calendar year ended 2000, they each received $63,999 total compensation from all Denver-based Oppenheimer funds.
1. For the 2000 calendar year.
2. Messrs. Bowen, Cameron and Marshall became Trustees of the Fund on
April 6, 2001.

|X| Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

Deferral of Trustees' fees under the plan will not materially affect the
Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and
Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X| Major Shareholders. As of March 30, 2001 the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding securities were:

Merrill Lynch Pierce Fenner and Smith Inc., 4800 Deer Lake Drive East, Floor 3,
Jacksonville, Florida 32246 which owned 961,211.822 Class B shares
(approximately 11.24% of the Class B shares then outstanding); 356,927.329
Class C shares (approximately 14.36% of the Class C shares then outstanding); OppenheimerFunds, Inc., c/o VP Financial Analysis, 6803 S.
Tucson Way, Englewood, Colorado 80112 which owned 99.80 Class N shares
(100% of the Class N shares then outstanding); and Oppenheimer Capital
Preservation Fund, 6803 S. Tucson Way, Englewood, Colorado 80112 which owned 89,580.551 Class Y shares (approximately 99.89% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

|X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics can also be viewed as part of the
Fund's registration statement on the SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Fixed-Income Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

-------------------------------------------------------------------------------
Fiscal Year ended 12/31: Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1998 $2,199,637
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1999 $2,729,532
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2000 $2,308,545

-------------------------------------------------------------------------------

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.

The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Until March 1991, Massachusetts Mutual Life Insurance Company was the Fund's
investment advisor. The Manager became the Fund's investment advisor March 28,
1991, and the Manager engaged MassMutual as sub-advisor from March 28, 1991 until July 10, 1995.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment
Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of
Trustees.

Under the investment advisory agreement, the Manager may select brokers
(other than affiliates) that provide brokerage and/or research services for the
Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in
U.S. markets. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.
Purchases from dealers include a spread between the bid and asked prices. The
Fund seeks to obtain prompt execution of these orders at the most favorable net price.

The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the
Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.
The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

------------------------------------------------------------------------------
Fiscal Year Ended 12/31: Total Brokerage Commissions Paid by the Fund1
------------------------------------------------------------------------------
------------------------------------------------------------------------------
1998 $63,490
------------------------------------------------------------------------------
------------------------------------------------------------------------------

1999 $165,966

------------------------------------------------------------------------------
------------------------------------------------------------------------------

2000 $145,1052

------------------------------------------------------------------------------

1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
During the fiscal year ended 12/31/00, the amount of transactions directed to brokers for research services was $0 and the amount of the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's most recent fiscal year is shown in the table below.

-------------------------------------------------------------------------------

Fiscal Aggregate Class A Commissions Commissions Commissions
Front-End Front-End
Sales Sales on Class A on Class B on Class C
Year Charges on Charges Shares Shares Shares
Ended Class A Retained by Advanced by Advanced by Advanced by
12/31* Shares Distributor Distributor1 Distributor1 Distributor1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1998 $751,085 $221,787 $112,467 $1,420,342 $117,997
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1999 $782,752 $223,0352 $184,997 $1,411,106 $114,046
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2000 $392,363 $114,454 $77,167 $621,176 $64,587

-------------------------------------------------------------------------------

*Class N shares were not offered for sale during the Fund's fiscal year ended
December 31, 2000.
1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
2. Includes amount retained by a broker-dealer that is an affiliate or a parent of the distributor.

-------------------------------------------------------------------------------

Fiscal Class A Contingent Class B Contingent Class C Contingent
Deferred Sales Deferred Sales Deferred Sales
Year Ended Charges Retained by Charges Retained by Charges Retained by
12/31* Distributor Distributor Distributor

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2000 $5,711 $353,390 $8,040

-------------------------------------------------------------------------------

*Class N shares were not offered for sale during the Fund's fiscal year ended
December 31, 2000.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees3, cast in person at a meeting called for the purpose of voting on that plan.

Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform, at no cost to the
Fund to make those payments. The Manager may use its profits from the advisory fee it receives from the Fund.

In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.

The reports on the Class B Plan, Class C Plan and Class N Plan shall also include the Distributor's distribution costs for that quarter. Those reports are subject to the review and approval of the Independent Trustees.

Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Trustees.

Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X| Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

For the fiscal year ended December 31, 2000, payments under the Class A
Plan totaled $497,274 all of which was paid by the Distributor to recipients. An affiliate of the Distributor received $107,527. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X| Class B, Class C and Class N Service and Distribution Plan. Under the
Class B, Class C and Class N plans, service fees and distribution fees, are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide for the service fee are similar to the services provided under the Class A service plan described above.

The Class B, Class C and Class N plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the
Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment.
If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

The asset based sales charge and service fees increase Class B, Class C and Class N expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

The Distributor retains the asset-based sales charge on Class B and Class
N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C, or Class N service fee and the asset-based sales charge on Class C and Class N shares to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:

o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o employs personnel to support distribution of Class B, Class C and Class
N shares, and
o bears the costs of sales literature, advertising and prospectuses
(other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor to compensate it for its expenses incurred for distributing shares before the plan was terminated. All payments under the Class
B, Class C and Class N plans are subject to the limitations imposed by the
Conduct Rules of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

--------------------------------------------------------------------------------

Distribution Fees Paid to the Distributor in the Fiscal Year Ended 12/31/00*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class: Total Amount Distributor's Distributor's
Aggregate Unreimbursed
Unreimbursed Expenses as % of
Payments Retained by Expenses Under Net Assets of
Under Plan Distributor Plan Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan $834,244 $694,4221 $2,997,567 3.58%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan $226,042 $70,5332 $442,124 1.82%

--------------------------------------------------------------------------------

*Class N shares were not offered for sale during the Fund's fiscal year ended
December 31, 2000.
1. Includes $8,663 paid to an affiliate of the Distributor's parent company.

2. Includes $3,789 paid to an affiliate of the Distributor's parent company.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value."
An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the
Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds
Internet web site at http://www.oppenheimerfunds.com.

The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

o The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions. o An investment in the Fund is not insured by the FDIC or any other government agency.
o The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis. o When an investor's shares are redeemed, they may be worth more or less than their original cost.

o Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears.

The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o Standardized Yield. The "standardized yield" (sometimes referred to just as
"yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

(a-b) 6
Standardized Yield = 2 ((--- + 1) - 1)
( cd)

The symbols above represent the following factors:
a = dividends and interest earned during the 30-day period.
b = expenses accrued for the period (net of any expense assumptions).
c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield=dividends paid x 12/maximum offering price (payment date)

The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class
N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on Class Y shares.
The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

-----------------------------------------------------------------------------

The Fund's Yields for the 30-Day Periods Ended 12/31/00*

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class of Standardized Yield Dividend Yield
Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Without After Without After
Sales Sales Sales Sales
Charge Charge Charge Charge
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class A 7.05% 6.71% 7.63% 7.27%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class B 6.29% N/A 6.87% N/A

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class C 6.29% N/A 6.88% N/A

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class Y 7.29% N/A 7.93% N/A

-----------------------------------------------------------------------------

*Class N shares were not offered for sale during the Fund's fiscal year ended
December 31, 2000.

|X| Total Return Information. There are different types of "total returns"
to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C and Class N shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. There is no sales charge for Class Y shares.

o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of

1/n
(ERV)
----- -1 = Average Annual Total Return
( P )

$1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

ERV - P
------- = Total Return
P

o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

The Fund's Total Returns for the Periods Ended 12/31/00*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of Cumulative Total Average Annual Total Returns
Returns (10 Years
or Life-of-Class,
Shares if Less)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1-Year 5-Year 10-Year
(or (or
Life-of-Class, Life-of-Class,
if Less) if Less)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
After Without After Without After Without After Without
Sales Sales Sales Sales Sales Sales Sales Sales
Charge Charge Charge Charge Charge Charge Charge Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A1 89.31% 98.74% 0.78% 5.80% 3.87% 4.88% 6.59% 7.11%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B 41.84%2 41.84%2 0.19% 5.11% 3.79% 4.10% 4.67%2 4.67%2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C 26.83%3 26.83%3 4.13% 5.11% 4.10%3 4.10%3 4.44%3 4.44%3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y 10.31%4 10.31%4 7.13% 7.13% 3.73%4 3.73%4 N/A N/A

--------------------------------------------------------------------------------

*Class N Shares were not offered for sale during the Fund's fiscal year ended
December 31, 2000.
1. Inception of Class A: 4/15/88.

2. Inception of Class B: 5/3/93. Because Class B shares convert to Class A shares 72 months after purchase, the "life-of-class" return for Class B shares uses Class A performance for the period after conversion.
3. Inception of Class C: 7/11/95.
4. Inception of Class Y: 4/27/98.

|X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

o Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by
Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds.
The Fund is included in the taxable bond funds category.

Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that
94% of the funds in the same category performed better than it did.

|X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the
Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time, the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o information about the performance of certain securities or commodities markets or segments of those markets,
o information about the performance of the economies of particular countries or regions,
o the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o the availability of different types of securities or offerings of securities,
o information relating to the gross national or gross domestic product of the United States or other countries or regions,
o comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

A B O U T Y O U R A C C O U N T

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the
Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives federal funds for the purchase through the ACH system before the close of The New York
Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:

o Class A, Class B and Class N shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o Current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund Oppenheimer Main Street Growth and Income
Fund
Oppenheimer California Municipal Fund Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund Oppenheimer MidCap Fund Oppenheimer
Capital Income Fund Oppenheimer Mid Cap Value Fund Oppenheimer Champion Income
Fund Oppenheimer Multiple Strategies Fund Oppenheimer Convertible Securities
Fund Oppenheimer Municipal Bond Fund Oppenheimer Developing Markets Fund OSM1 -
Mercury Advisors SandP 500 Index
OSM1 - Mercury Advisors Focus Growth
Oppenheimer Disciplined Allocation Fund Fund
Oppenheimer Value Fund Oppenheimer New York Municipal Fund
Oppenheimer Discovery Fund Oppenheimer New Jersey Municipal Fund
Oppenheimer Emerging Growth Fund Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Technologies Fund OSM1 - QM Active Balanced Fund
Oppenheimer Enterprise Fund Oppenheimer Quest Balanced Value Fund
Oppenheimer Quest Capital Value Fund,
Oppenheimer Europe Fund Inc.
Oppenheimer Quest Global Value Fund,
Oppenheimer Florida Municipal Fund Inc.
OSM1- Gartmore Millennium Growth Fund Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Global
Growth and Income Fund Oppenheimer Real Asset Fund Oppenheimer Gold and Special
Minerals Fund OSM1 - Salomon Brothers Capital Fund Oppenheimer Growth Fund
Oppenheimer Senior Floating Rate Fund Oppenheimer High Yield Fund Oppenheimer
Small Cap Value Fund Oppenheimer Intermediate Municipal Fund Oppenheimer
Strategic Income Fund Oppenheimer International Bond Fund Oppenheimer Total
Return Fund, Inc. Oppenheimer International Growth Fund Oppenheimer Trinity Core
Fund Oppenheimer International Small Company Fund Oppenheimer Trinity Growth
Fund OSM1 -Jennison Growth Fund Oppenheimer Trinity Value Fund Oppenheimer Large
Cap Growth Fund Oppenheimer U.S. Government Trust Oppenheimer Limited-Term
Government Fund Limited-Term New York Municipal Fund and the following money market funds: Rochester Fund Municipals

Centennial New York Tax Exempt
Centennial America Fund, L. P. Trust
Centennial California Tax Exempt
Trust Centennial Tax Exempt Trust
Centennial Government Trust Oppenheimer Cash Reserves
Oppenheimer Money Market Fund,

Centennial Money Market Trust Inc.
1 - "OSM" is Oppenheimer Select Managers

There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or
Class A and Class B shares of the Fund and other Oppenheimer funds during a
13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both
Class A and Class B shares will determine the reduced sales charge rate for the
Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the
"Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k)
plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

|X| Terms of Escrow That Apply to Letters of Intent.

1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the
Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1)
Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other
Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.
Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your
Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor ) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend, or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner and Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their
Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.

A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

|X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

|X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of
The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The
Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day,
Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S.
holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the
Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

|X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o Equity securities traded on a U.S. securities exchange or on Nasdaq are valued as follows:

(1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day,
or
(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid"
and "asked" prices on the valuation date or, if not, at the
closing "bid" price on the valuation date.

o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

(1) at the last sale price available to the pricing service approved by the
Board of Trustees, or
(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

o The following securities are valued at the mean between the "bid" and "asked"
prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1) debt instruments that have a maturity of more than 397 days when issued,
(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of
60 days or less.

o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.

If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs:

(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the
Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or

o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the
Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the
Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must

(1) state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

Participants (other than self-employed persons) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS
Form W-4P (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal
Plan payments transferred to the bank account designated on the Account
Application or by signature-guaranteed instructions sent to the Transfer Agent.
Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account
Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

The Fund cannot guarantee receipt of a payment on the date requested. The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C
and Class N shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

|X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

|X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

The Planholder may terminate a Plan at any time by writing to the Transfer
Agent. The Fund may also give directions to the Transfer Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated.
Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.

o All of the Oppenheimer funds currently offer Class A, B and C shares except
Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust,
Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York
Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial
America Fund, L.P., which only offer Class A shares.

o Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

o Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.

o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except
Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
acquired by exchange of Class M shares.

o Class A shares of Senior Floating Rate Fund are not available by exchange of
Class A shares of other Oppenheimer funds. Class A shares of Senior Floating
Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to
Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or
Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation
Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of
Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate
Fund are subject to the Class A contingent deferred sales charge of the other
Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
Floating Rate Fund if they are repurchased before the expiration of the holding period.

o Class A, Class B, Class C and Class Y Shares of Oppenheimer Select Managers
Mercury Advisors SandP Index Fund and Oppenheimer Select Managers QM Active
Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

|X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on
Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. The Class N contingent deferred sales charge is imposed on Class N shares acquired by exchange if they are redeemed within eighteen (18) months of the initial purchase of the exchanged Class N shares.

When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or the Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

|X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

|X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal
Plan, will be switched to the new fund account unless you tell the Transfer
Agent not to do so. However, special redemption and exchange features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject

to a restriction cited in the Prospectus or this Statement of Additional
Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

The Fund has no fixed dividend rate for Class B, Class C, Class N or Class
Y shares, and the rate can change for Class A shares. There can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and
Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through
December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the
Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

The Fund intends to qualify as a "regulated investment company" under the
Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York is the custodian of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte and Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

STATEMENT OF INVESTMENTS December 31, 2000

Principal Market Value
Amount See Note 1

Asset-Backed Securities--4.3%
Dayton Hudson Credit Card Master Trust,
Asset-Backed Certificates, Series 1997-1,
Cl. A, 6.25%, 8/25/05 $ 125,000 $ 125,781
Delta Funding Home Equity Loan Trust, Home 2,550,886
Equity Loan Asset-Backed Certificates,
Series 2000-2, Cl. B, 8.36%, 8/15/30 2,931,000
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/071 82,211 82,645
Morgan Stanley Capital I, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1997-RR, Cl. F, 7.771%, 4/30/391 400,021 241,888
NC Finance Trust, Collateralized Mtg. 5,878,001
Obligations, Series 1999-I, Cl. ECFD, 8.75%,
12/25/28 6,468,226
Olympic Automobile Receivables Trust,
Automobile Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/051 150,000 150,211
Option One Mortgage Trust, Collateralized
Mtg. Obligations:
Series 1999-1A, 10.06%, 3/26/291 2,353,663 2,276,434
Series 1999-3, Cl. BB, 10.80%, 12/15/29 2,141,589 2,116,827
Total Asset-Backed Securities (Cost 13,422,673
$13,983,383)
Mortgage-Backed Obligations--38.0%
Government Agency--24.7%
FHLMC/FNMA/SPONSORED--24.1%
Federal Home Loan Mortgage Corp.:
9%, 3/1/17 173,964 181,849
12.50%, 4/1/14 10,012 11,349
13.50%, 11/1/10 21,180 24,342
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates:
Series 151, Cl. F, 9%, 5/15/21 423,847 447,820
Series 1711, Cl. EA, 7%, 3/15/24 200,000 201,250
Series 1714, Cl. M, 7%, 8/15/23 1,000,000 1,004,370
Federal Home Loan Mortgage Corp., Gtd.
Multiclass Mtg. Participation Certificates:
6%, 3/1/09 165,347 164,934
Series 1843, Cl. VB, 7%, 4/15/03 85,000 85,744
Series 1849, Cl. VA, 6%, 12/15/10 102,767 102,510
Federal Home Loan Mortgage Corp., Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 2054, Cl. TE, 6.25%,
4/15/24 850,000 838,041
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 197, Cl. IO, 9.16%, 4/1/282 7,112,199 1,911,959
Series 202, Cl. IO, 9.33%, 4/1/292 63,506,025 16,700,100
Series 1583, Cl. IC, 5.82%, 1/15/202 177,072 10,346
Series 1661, Cl. PK, 0.01%, 11/15/062 18,141 3

Principal Market Value
Amount See Note 1

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn.:
6%, 12/1/03 $ 74,714 $ 74,199
6%, 1/25/153 10,500,000 10,365,495
6.50%, 4/1/26 124,156 122,682
7%, 1/1/09-11/1/25 459,649 464,291
7.50%, 1/25/283 39,200,000 39,775,848
7.50%, 2/1/08-3/1/08 173,539 177,662
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/224 540,000 566,152
Trust 1993-190, Cl. Z, 5.85%, 7/25/08 21,143 21,051
Federal National Mortgage Assn., Gtd. Mtg.
Pass-Through Certificates, 8%, 8/1/17 113,976 116,696
Federal National Mortgage Assn., 6,449,107 1,571,970
Interest-Only Stripped Mtg.-Backed
Security, Trust 294, Cl. 2, 9.33%, 2/1/282
74,940,663
NMA/Guaranteed--0.6%
Government National Mortgage Assn.:
6.75%, 7/20/25 316,944 320,164
7%, 7/15/09 148,901 151,874
7.75%, 7/20/27 74,120 74,816
8%, 6/15/05-10/15/06 611,405 625,974
9%, 2/15/09-6/15/09 171,330 178,908
10%, 11/15/09 80,607 84,343
10.50%, 12/15/17-5/15/21 156,075 172,513
11%, 10/20/19 306,127 333,434
12%, 5/15/14 860 980
13%, 12/15/14 11,711 13,571
1,956,577

Private--13.3%
Commercial--11.9%
AMRESCO Commercial Mortgage Funding I
Corp., Multiclass Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. G, 7%,
6/17/291 150,000 126,469
Asset Securitization Corp., Commercial
Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/295 333,000 268,039
Series 1997-D4, Cl. B2, 7.525%, 4/14/295 333,000 258,777
Series 1997-D4, Cl. B3, 7.525%, 4/14/295 334,000 238,575
Series 1997-D5, Cl. B1, 6.93%, 2/14/41 2,000,000 1,304,063
Asset Securitization Corp., Interest-Only
Stripped Mtg.-Backed Security,
Series 1997-D5, Cl. PS1, 8.08%, 2/14/412 5,999,714 487,008
Capital Lease Funding Securitization LP,
Interest-Only Corporate-Backed
Pass-Through Certificates,
Series 1997-CTL1, 9.58%, 6/22/241,2 12,580,587 459,978
CBA Mortgage Corp., Mtg. Pass-Through
Certificates, Series 1993-C1, Cl. E,
6.72%, 12/25/031,5 250,000 231,328

STATEMENT OF INVESTMENTS Continued

Principal Market Value
Amount See Note 1

Commercial Continued

COMM Bonds, Series 2000-FL2A, Cl. J-NS, 8.92%,
7/15/025 $ 1,400,000 $1,397,375
Commercial Mortgage Acceptance Corp.,
Interest-Only Stripped Mtg.-Backed Security,
Series 1996-C1, Cl. X-2, 42.48%, 12/25/20 1,2 13,039,373 83,533
Commercial Mortgage Asset Trust, Commercial Mtg.
Pass-Through Certificates, Series 1999-C1, Cl.
C, 7.35%, 8/17/13 362,600 370,645
CRIIMI MAE Commercial Mortgage Trust I,
Collateralized Mtg. Obligations:
Series 1998-C1, Cl. A1, 7%, 11/2/066 1,812,000 1,726,072
Series 1998-C1, Cl. A2, 7%, 3/2/116 5,250,000 4,889,883
CS First Boston Mortgage Securities Corp., Mtg.
Pass-Through Certificates:
Series 1998-C1, Cl. F, 6%, 5/17/401 2,500,000 1,610,156
Series 1999-C1, Cl. C, 7.683%, 9/15/095 3,500,000 3,680,469
FDIC Trust, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 1994-C1, Cl. 2D, 8.70%, 9/25/25 1,000,000 1,000,313
Series 1994-C1, Cl. 2E, 8.70%, 9/25/25 1,000,000 978,438
First Chicago/Lennar Trust 1, Commercial Mtg.
Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.001%, 5/25/081,5 750,000 636,797
Series 1997-CHL1, Cl. E, 8.124%, 2/25/111,5 750,000 560,391
General Motors Acceptance Corp., Collateralized
Mtg. Obligations, Series 1998-C1,
Cl. E, 7.09%, 3/15/115 1,500,000 1,457,344
GMAC Commercial Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 1997-C2, Cl.
F, 6.75%, 4/16/29 1,000,000 610,938
LB-UBS Securities Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates,
Series 2000-C3, Cl. C, 7.95%, 2/15/10 3,137,400 3,394,765
Morgan Stanley Capital I, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.398%, 3/15/061,5 1,100,000 979,859
Series 1997-HF1, Cl. F, 6.86%, 2/15/101 225,000 191,531
Series 1997-RR, Cl. E, 7.772%, 4/30/391,5 400,021 283,890
Mortgage Capital Funding, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-MC1, Cl.
F, 7.452%, 5/20/071 254,890 220,958
Mortgage Capital Funding, Inc., Multifamily Mtg.
Pass-Through Certificates, Series 1996-MC1, Cl.
G, 7.15%, 6/15/066 2,250,000 1,990,547
NationsBank Trust, Lease Pass-Through

Certificates, Series 1997A-1, 7.442%, 1/10/115 479,346 471,857
Nomura Asset Securitization Corp., Commercial
Mtg. Pass-Through Certificates, Series 1998-D6,
Cl. A3, 6.992%, 3/17/285 2,625,000 2,665,195
Resolution Trust Corp., Commercial Mtg.
Pass-Through Certificates, Series 1995-C1,
Cl. D, 6.90%, 2/25/27 2,500,000 2,465,820

Principal Market Value
Amount See Note 1

Commercial Continued

Salomon Brothers Mortgage Securities VII,
Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl.
E1, 8.90%, 1/20/285 $ 700,000 $ 671,125
Structured Asset Securities Corp., Commercial
Mtg. Pass-Through
Certificates, Series 2000-C2, Cl. K, 8.436%,
3/20/031,5 1,310,330 1,308,283
37,020,421

Multi-Family--0.1%
CMC Securities Corp. I, Collateralized Mtg.
Obligations, Series 1993-D, Cl. D-3, 10%, 7/25/23 20,390 20,390
Countrywide Funding Corp., Mtg. Pass-Through
Certificates, Series 1994-10, Cl. A3, 6%, 5/25/09 250,000 248,438
268,828

Other--0.0%
Salomon Brothers Mortgage Securities VI,
Interest-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, (25)%, 10/23/171,2 44,334 12,289
Salomon Brothers Mortgage Securities VI,
Principal-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 21.10%, 10/23/177 65,607 55,745
68,034

Residential--1.3%
GE Capital Mortgage Services, Inc., Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09 198,885 189,439
Residential Funding Mortgage Securities I, Inc.,
Mtg. Pass-Through Certificates, Series 1993-S10,
Cl. A9, 8.50%, 2/25/23 58,357 58,923
Ryland Mortgage Securities Corp. III, Sub.
Bonds, Series 1992-A, Cl. 1A, 8.256%, 3/29/305 136,516 131,056
Salomon Brothers Mortgage Securities VII,
Commercial Mtg. Pass-Through Certificates,
Series 1996-B, Cl. 1, 7.136%, 4/25/261 1,849,171 1,287,486
Washington Mutual Finance Corp., Collateralized
Mtg. Obligations, Series 2000-1, Cl. B1,
10.618%, 1/25/40 2,450,000 2,401,000
4,067,904

Total Mortgage-Backed Obligations (Cost

$122,768,638) 118,322,427
U.S. Government Obligations--10.0%
U.S. Treasury Bonds, 6.125%, 8/15/29 12,320,000 13,421,112
U.S. Treasury Nts.:
5.75%, 11/15/05 1,095,000 1,130,973
5.75%, 8/15/10 13,540,000 14,194,795
6.625%, 5/15/07 2,350,000 2,535,504
Total U.S. Government Obligations (Cost
$29,868,107) 31,282,384
Foreign Government Obligations--1.2%
Quebec (Province of) Debs., 7.50%, 9/15/29 (Cost
$3,380,236) 3,400,000 3,648,880

STATEMENT OF INVESTMENTS Continued

Principal Market Value
Amount See Note 1

Loan Participations--0.7%
Ferrell Cos., Inc., 10.64% Sr. Sec. Loan $1,616,146
Participation Nts., Series B, 6/17/061,5 $1,644,932
Shoshone Partners Loan Trust Sr. Nts., 8.507%,
4/28/02 (representing
a basket of reference loans and a total return
swap between
Chase Manhattan Bank and the Trust)1,5 750,000 573,014
Total Loan Participations (Cost $2,382,450) 2,189,160

Corporate Bonds and Notes--55.5%
Aerospace/Defense--0.3%
Atlas Air, Inc. Pass-Through Certificates,
Series 1998-1, 8.01%, 1/2/10 870,006 888,198
Loral Space and Communications Ltd., 9.50% Sr.
Nts., 1/15/06 100,000 67,500
SC International Services, Inc., 9.25% Sr. Sub.
Nts., Series B, 9/1/07 100,000 96,500
1,052,198

Chemicals--2.0%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09 200,000 198,500
Morton International, Inc., 9.25% Credit
Sensitive Nts., 6/1/20 85,000 98,845
NL Industries, Inc., 11.75% Sr. Sec. Nts.,
10/15/03 492,000 499,380
Pioneer Americas Acquisition Corp., 9.25% Sr.
Nts., 6/15/078 100,000 18,500
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts.,
Series B, 7/1/07 150,000 99,750
PPG Industries, Inc., 9% Debs., 5/1/21 85,000 93,703
Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts.,
Series B, 7/15/06 200,000 185,000
Union Carbide Corp., 6.70% Nts., 4/1/09 5,100,000 5,067,564
6,261,242

Consumer Durables--0.0%
Icon Health and Fitness, Inc., 12% Unsec. Nts.,
7/15/051 111,000 61,050
Consumer Non-Durables--0.1%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub.
Nts., Series B, 5/15/08 390,000 370,987
Styling Technology Corp., 10.875% Sr. Unsec.
Sub. Nts., 7/1/088 145,000 5,075
376,062

Energy--1.1%
Gothic Production Corp., 11.125% Sr. Sec. Nts.,
Series B, 5/1/05 350,000 376,250
Gulf Canada Resources Ltd., 8.25% Sr. Nts.,
3/15/171 75,000 76,125
Louisiana Land and Exploration Co., 7.65% Debs.,
12/1/23 100,000 99,187
McDermott, Inc., 9.375% Nts., 3/15/02 100,000 88,371
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08 200,000 171,000
RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06 245,000 284,812
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07 300,000 304,500
TXU Australia Holdings Corp., 6.75% Sr. Unsec. 2,000,000 1,931,678
Nts., 12/1/066
Williams Holdings of Delaware, Inc., 6.25% Sr.
Unsec. Debs., 2/1/06 100,000 98,384
3,430,307

Principal Market Value
Amount See Note 1

Financial--26.6%
Aetna, Inc., 8% Debs., 1/15/17 $ 553,000 $ 550,761
American General Institutional Capital,
8.125% Bonds, Series B, 3/15/466 75,000 72,227
Barclays Bank plc, 8.55% Bonds, 9/29/496 4,750,000 4,990,141
BCI U.S. Funding Trust I, 8.01% Bonds,
12/29/496 3,500,000 3,316,908
CIT Group, Inc. (The):
7.375% Unsec. Unsub. Nts., 3/15/03 525,000 531,216
7.50% Nts., 11/14/03 3,500,000 3,548,842
7.625% Sr. Unsec. Nts., 8/16/05 2,800,000 2,851,335
Citigroup, Inc., 7.25% Sub. Nts., 10/1/10 5,000,000 5,160,830
First Industrial LP, 7.15% Bonds, 5/15/27 75,000 75,110
ForeningsSparbanken AB (Swedbank), 7.50%
Unsec. Sub. Nts., 11/29/495 4,550,000 4,474,065
Heller Financial, Inc., 8% Sr. Unsec.
Nts., 6/15/05 6,300,000 6,550,343
Household Finance Corp., 8% Nts., 5/9/05 6,000,000 6,303,150
HVB Fund Trust III, 9% Bonds, 10/22/316 7,000,000 6,804,840
ING Capital Funding Trust III, 8.439%
Bonds, 12/29/49 1,400,000 1,427,171
KBC Bank Fund Trust III, 9.86% Bonds,
11/29/495,6 5,691,000 6,141,972
Lehman Brothers Holdings, Inc., 8.25%
Unsec. Nts., 6/15/07 5,750,000 6,040,041
Merrill Lynch and Co., Inc., 6.80%
Medium-Term Nts., Series B, 11/3/03 5,250,000 5,296,825
Nisource Finance Corp., 7.625% Sr. Unsec. 6,242,652
Nts., 11/15/056 6,000,000
Ocwen Capital Trust I, 10.875% Capital
Nts., 8/1/271 300,000 178,500
Popular North America, Inc. 6.80% 3,100,000 3,050,942
Medium-Term Nts., Series C, 12/21/05
Rothmans Nederland Holdings BV, 6.875% Sr. 9,900,000 9,204,525
Unsec. Unsub. Nts., 5/6/08
82,812,396

Food/Tobacco--0.2%
Canandaigua Brands, Inc., 8.625% Sr.
Unsec. Nts., 8/1/06 300,000 306,750
SmithField Foods, Inc., 7.625% Sr. Unsec.
Sub. Nts., 2/15/08 250,000 234,687
541,437

Forest Products/Containers--0.1%
Kimberly-Clark Corp., 7.875% Debs., 2/1/23 85,000 86,861
Riverwood International Corp., 10.625% Sr.
Unsec. Nts., 8/1/07 200,000 201,000
287,861

Gaming/Leisure--0.8%
Capstar Hotel Co., 8.75% Sr. Sub. Nts.,
8/15/07 150,000 139,875
HMH Properties, Inc., 8.45% Sr. Nts.,
Series C, 12/1/08 900,000 877,500
Horseshoe Gaming LLC, 9.375% Sr. Sub.
Nts., 6/15/07 100,000 100,750
Intrawest Corp., 9.75% Sr. Nts., 8/15/08 250,000 252,500
Meristar Hospitality Corp., 8.75% Sr.
Unsec. Sub. Nts., 8/15/07 700,000 644,000

STATEMENT OF INVESTMENTS Continued

Principal Market Value
Amount See Note 1

Gaming/Leisure Continued
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06 $ 200,000 $ 201,500
8.75% Sr. Unsec. Sub. Nts., 1/1/09 100,000 100,375
Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07 200,000 195,000
Station Casinos, Inc., 9.75% Sr. Sub. Nts.,
4/15/07 150,000 152,625
2,664,125

Healthcare--0.4%
Fresenius Medical Care Capital Trust II, 7.875%
Nts., 2/1/08 150,000 136,875
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/081 125,000 125,625
9.75% Sr. Nts., 11/15/086 140,000 140,700
Imcera Group, Inc., 6% Nts., 10/15/03 500,000 498,876
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts.,
1/15/07 400,000 411,500
1,313,576

Housing--0.4%
Building Materials Corp. of America, 8% Sr.
Unsec. Nts., 12/1/08 200,000 51,000
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09 300,000 271,500
9.75% Sr. Sub. Nts., 9/15/10 300,000 283,500
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07 250,000 226,875
9.25% Sr. Nts., Series B, 3/15/07 450,000 412,875
1,245,750

Information Technology--1.6%
Communications and Power Industries, Inc., 12% Sr.
Sub. Nts., Series B, 8/1/05 500,000 350,000
Details, Inc., 10% Sr. Sub. Nts., Series B,
11/15/05 200,000 185,000
EchoStar Broadband Corp., 10.375% Sr. Nts.,
10/1/076 600,000 592,500
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08 175,000 163,188
9% Sr. Unsec. Sub. Nts., 2/1/08 50,000 46,625
Sun Microsystems, Inc., 7.65% Sr. Unsec. Nts., 3,500,000 3,654,718
8/15/09

4,992,031

Manufacturing--0.2%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub.
Nts., 2/1/11 150,000 87,375
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08 100,000 9,500
Hydrochem Industrial Services, Inc., 10.375% Sr.
Sub. Nts., 8/1/07 150,000 113,250
Roller Bearing Co. of America, Inc., 9.625% Sr.
Sub. Nts., Series B, 6/15/07 300,000 265,500
Terex Corp., 8.875% Sr. Unsec. Sub. Nts.,
Series C, 4/1/08 150,000 129,938
605,563

Principal Market Value
Amount See Note 1

Media/Entertainment: Broadcasting--1.7%
AMFM Operating, Inc., 12.625% Sr. Sub. Debs.,
Series E, 10/31/069 $ 24,000 $ 26,700
British Sky Broadcasting Group plc, 8.20% Sr.
Unsec. Nts., 7/15/09 3,500,000 3,316,478
Chancellor Media Corp., 8.75% Sr. Unsec. Sub.
Nts., Series B, 6/15/07 1,200,000 1,236,000
Emmis Communications Corp., 8.125% Sr. Unsec.
Sub. Nts., Series B, 3/15/09 300,000 279,000
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07 300,000 273,375
9% Sr. Sub. Nts., Series B, 1/15/06 400,000 372,000
5,503,553

Media/Entertainment: Cable/Wireless Video--1.2%
Adelphia Communications Corp.:
8.375% Sr. Nts., Series B, 2/1/08 700,000 605,500
9.25% Sr. Nts., 10/1/02 150,000 147,000
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp., 8.25% Sr.
Unsec. Nts., 4/1/07 1,500,000 1,365,000
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/081 100,000 82,000
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts.,
2/1/09 750,000 731,250
Insight Midwest LP/Insight Capital, Inc., 9.75%
Sr. Nts., 10/1/09 300,000 299,250
NTL Communications Corp., 11.50% Sr. Unsec.
Nts., Series B, 10/1/08 400,000 355,000
NTL, Inc., 10% Sr. Nts., Series B, 2/15/07 100,000 86,750
3,671,750

Media/Entertainment: Diversified Media--0.3%
Imax Corp., 7.875% Sr. Nts., 12/1/051 400,000 220,000
Lamar Advertising Co., 8.625% Sr. Sub. Nts.,
9/15/07 400,000 403,000
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts.,
12/1/06 150,000 155,250
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts.,
Series B, 12/15/08 135,000 95,175
873,425

Media/Entertainment: Telecommunications--6.8%
ATandT Corp., 5.625% Nts., 3/15/04 5,250,000 5,018,118
British Telecommunications plc, 8.625% Bonds,
12/15/30 3,500,000 3,513,881
Cable and Wire Optus Ltd., 8.125% Nts., 6/15/096 4,750,000 5,181,333
COLT Telecom Group plc, 0%/12% Sr. Unsec. Disc.
Nts., 12/15/0610 350,000 318,500
Exodus Communications, Inc., 11.625% Sr. Nts.,
7/15/106 300,000 268,500
International CableTel, Inc., 0%/11.50% Sr.
Deferred Coupon Nts., Series B, 2/1/0610 750,000 656,250
Level 3 Communications, Inc., 11% Sr. Unsec.
Nts., 3/15/08 250,000 221,250
Metromedia Fiber Network, Inc., 10% Sr. Unsec.
Nts., Series B, 11/15/08 350,000 292,250
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08 350,000 96,250
Qwest Communications International, Inc.,
0%/8.29% Sr. Unsec. Disc. Nts., Series B,
2/1/0810 400,000 349,546
Teleglobe, Inc., 7.70% Unsec. Debs., 7/20/29 4,275,000 4,235,042
Versatel Telecom International BV, 11.875% Sr.
Nts., 7/15/09[EUR] 250,000 152,571

STATEMENT OF INVESTMENTS Continued

Principal Market Value
Amount See Note 1

Media/Entertainment: Telecommunications Continued
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts.,
Series B, 3/1/0510 $ 400,000 $ 94,000
XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08 150,000 116,250
9.625% Sr. Nts., 10/1/07 900,000 724,500
21,238,241

Media/Entertainment: Wireless Communications--1.4%
Arch Communications, Inc., 12.75% Sr. Nts.,
7/1/07 100,000 34,500
Crown Castle International Corp., 10.75% Sr.
Nts., 8/1/11 600,000 627,000
Geotek Communications, Inc., 12% Cv. Sr. Sub.
Nts., 2/15/018,11 25,000 --
Nextel Communications, Inc., 9.375% Sr. Unsec.
Nts., 11/15/09 400,000 374,000
Omnipoint Corp., 11.50% Sr. Nts., 9/15/096 350,000 393,750
Orion Network Systems, Inc., 0%/12.50% Sr. Disc.
Nts., 1/15/071,10 200,000 53,000
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc.
Nts., 3/15/0810 200,000 107,000
Price Communications Wireless, Inc., 9.125% Sr.
Sec. Nts., Series B, 12/15/06 500,000 508,750
Real Time Data Co., 13% Disc. Nts., 5/31/096,9 447,513 461,332
Rural Cellular Corp., 9.625% Sr. Sub. Nts.,
Series B, 5/15/08 500,000 462,500
SBA Communications Corp., 0%/12% Sr. Unsec.
Disc. Nts., 3/1/0810 800,000 624,000
Spectrasite Holdings, Inc., 0%/12% Sr. Disc.
Nts., 7/15/0810 300,000 186,000
VoiceStream Wireless Corp., 10.375% Sr. Unsec.
Nts., 11/15/09 429,393 462,135
4,293,967

Metals/Minerals--0.7% AK Steel Corp.:

7.875% Sr. Unsec. Nts., 2/15/09 500,000 446,250
9.125% Sr. Nts., 12/15/06 1,055,000 1,010,163
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts.,
Series B, 5/15/081 250,000 130,625
International Utility Structures, Inc., 10.75%
Sr. Sub. Nts., 2/1/081 175,000 119,875
National Steel Corp., 9.875% First Mtg. Bonds,
Series D, 3/1/09 200,000 81,000
PandL Coal Holdings Corp., 9.625% Sr. Sub. Nts.,
Series B, 5/15/08 300,000 300,375
2,088,288

Retail--0.3%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
5/1/0810 200,000 102,000
Finlay Enterprises, Inc., 9% Debs., 5/1/08 100,000 87,500
Finlay Fine Jewelry Corp., 8.375% Sr. Nts.,
5/1/08 200,000 179,000
May Department Stores Co., 10.625% Debs., 11/1/10 405,000 497,174
865,674

Principal Market Value
Amount See Note 1

Service--2.8%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09 $ 300,000 $ 279,750
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09 200,000 189,500
Arvin Industries, Inc., 6.75% Nts., 3/15/08 500,000 409,006
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/071 250,000 206,250
Harcourt General, Inc., 7.30% Sr. Debs., 8/1/97 4,175,000 3,268,336
Protection One, Inc., 7.375% Sr. Unsec. Nts.,
8/15/051 300,000 193,500
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts.,
5/15/091,8,11 500,000 7,500
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09 500,000 504,375
USI American Holdings, Inc., 7.25% Sr. Nts.,
Series B, 12/1/06 80,000 79,681
UST, Inc., 8.80% Sr. Unsec. Nts., 3/15/05 3,500,000 3,554,394
8,692,292

Transportation--0.8%
Amtran, Inc., 9.625% Nts., 12/15/051 200,000 167,000
Atlas Air, Inc.:
9.375% Sr. Unsec. Nts., 11/15/06 1,000,000 985,000
10.75% Sr. Nts., 8/1/05 125,000 129,375
Federal-Mogul Corp., 7.375% Nts., 1/15/06 375,000 60,000
Great Lakes Dredge and Dock Corp., 11.25% Sr.
Unsec. Sub. Nts., 8/15/08 150,000 149,250
Hayes Wheels International, Inc., 11% Sr. Sub.
Nts., 7/15/06 200,000 151,000
Johnson Controls, Inc., 7.70% Debs., 3/1/15 500,000 520,277
Navigator Gas Transport plc, 10.50% First
Priority Ship Mtg. Nts., 6/30/076 300,000 148,500
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub.
Nts., Series D, 6/15/07 200,000 137,000
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts.,
Series B, 10/15/09 100,000 49,000
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts.,
12/15/04 150,000 81,750
2,578,152

Utility--5.7%
AES Corp. (The), 9.375% Sr. Unsec. Nts., 9/15/10 600,000 616,500
AES Drax Energy Ltd., 11.50% Sr. Sec. Bonds,
8/30/106 400,000 428,000
British Telecommunications plc, 7.625% Nts.,
12/15/05 4,700,000 4,760,968
Calpine Corp.:
7.75% Sr. Nts., 4/15/09 350,000 326,594
8.75% Sr. Nts., 7/15/07 185,000 178,228
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07 400,000 417,206
Constellation Energy Group, Inc., 7.875%
Medium-Term Nts., 4/1/05 4,500,000 4,723,466
South Carolina Electric and Gas Co., 9% Mtg. Bonds,
7/15/06 500,000 551,609
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17 100,000 100,162
Xcel Energy, Inc., 7% Sr. Unsec. Sub. Nts.,
12/1/10 5,600,000 5,562,782
17,665,515

Total Corporate Bonds and Notes (Cost

$175,992,941) 173,114,455

STATEMENT OF INVESTMENTS Continued

Market Value
Shares See Note 1

Preferred Stocks--2.1%
California Federal Preferred Capital Corp.,
9.125% Non-Cum.
Exchangeable, Series A, Non-Vtg. 140,000 $3,246,250
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B,
Non-Vtg.11 13,000 232,050
Northern Rock plc, 8% Sub.1 140,000 2,887,500
XO Communications, Inc., 14% Cum. Sr.
Exchangeable Redeemable9 2,859 86,485
Total Preferred Stocks (Cost $6,635,049) 6,452,285

Common Stocks--0.1%

COLT Telecom Group plc, ADR11 2,730 239,558

OpTel, Inc., Non-Vtg.1,11 100 1

Pathmark Stores, Inc.11 2,867 47,305

Price Communications Corp.11 1,657 27,858

Purina Mills, Inc.11 2,094 20,024

Star Gas Partners LP 330 5,775

Total Common Stocks (Cost $171,806) 340,521

Units

Rights, Warrants and Certificates--0.0%

Concentric Network Corp. Wts., Exp. 12/15/071 50 21,519

Dairy Mart Convenience Stores, Inc. Wts., Exp.
12/12/011 333 117

e.spire Communications, Inc. Wts., Exp. 11/1/051 300 1,081

Gothic Energy Corp. Wts.:

Exp. 1/23/03 1,668 --

Exp. 1/23/031 953 9

Exp. 9/1/04 2,800 --

HF Holdings, Inc. Wts., Exp. 9/27/091 1,062 106

ICG Communications, Inc. Wts., Exp. 9/15/05 1,980 252

Long Distance International, Inc. Wts., Exp.
4/13/081 150 15

Loral Space and Communications Ltd. Wts., Exp.
1/15/071 200 1,038

Pathmark Stores, Inc. Wts., Exp. 9/19/10 2,028 9,760

Real Time Data Co. Wts., Exp. 5/31/041 121,440 1,214

Signature Brands USA, Inc. Wts., Exp. 8/15/021 50 7

WAM!NET, Inc. Wts., Exp. 3/1/051 1,200 10,950

Total Rights, Warrants and Certificates (Cost
$26,229) 46,068

Date Strike Contracts

Options Purchased--0.1%

U.S. Long Bond Futures, 3/21/01 Call 2/17/01 104.00% 140 236,250
U.S. Treasury Nts. Futures, 5 yr.,
3/21/01 Call 2/16/01 103.50 105 73,828
Total Options Purchased (Cost $232,491) 310,078

Principal Market Value
Amount See Note 1

Repurchase Agreements--2.5%
Repurchase agreement with PaineWebber,
Inc., 6.09%, dated 12/29/00, to be
repurchased at $7,795,271 on 1/2/01,
collateralized by Government National
Mortgage Assn., 6.50%-8.50%,
2/15/27-12/20/30, with a value of
$9,159,043
(Cost $7,790,000) $ 7,790,000 $ 7,790,000
Total Investments, at Value (Cost
$363,231,330) 114.5% 356,918,931
Liabilities in Excess of Other Assets (14.5) (45,269,200)
Net Assets 100.0% $ 311,649,731

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
EUR Euro

1. Identifies issues considered to be illiquid or restricted--See Note 8 of
Notes to Financial Statements.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

3. When-issued security to be delivered and settled after December 31, 2000.

4. Securities with an aggregate market value of $566,152 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

5. Represents the current interest rate for a variable or increasing rate security.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $45,721,535 or 14.67% of the Fund's net assets as of December 31, 2000.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

8. Issuer is in default.
9. Interest or dividend is paid in kind.

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. Non-income-producing security.
See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
Assets

Investments, at value (cost $363,231,330--see
accompanying statement $ 356,918,931
Cash 57,860
Receivables and other assets:
Interest, dividends and principal paydowns 5,191,805
Shares of beneficial interest sold 536,599
Other 12,827
Total assets 362,718,022
Liabilities
Payables and other liabilities:
Investments purchased on a when-issued basis 50,012,813
Shares of beneficial interest redeemed 487,337
Transfer and shareholder servicing agent fees 202,184
Distribution and service plan fees 187,609
Daily variation on futures contracts 13,188
Trustees' compensation 779
Other 164,381
Total liabilities 51,068,291
Net Assets $ 311,649,731
Composition of Net Assets
Paid-in capital $ 345,571,262
Overdistributed net investment income (35,046)
Accumulated net realized loss on investments and
foreign currency transactions (27,803,786)
Net unrealized depreciation on investments and
translation of assets and
liabilities denominated in foreign currencies (6,082,699)
Net Assets $ 311,649,731

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $202,832,882 and 20,708,212 shares of beneficial interest outstanding) $ 9.79
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price) $10.28
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $83,636,992 and
8,542,921 shares of beneficial interest outstanding) $ 9.79

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,303,107 and
2,479,966 shares of beneficial interest outstanding) $ 9.80

Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net
assets of $876,750 and 89,673 shares of beneficial interest
outstanding) $ 9.78

See accompanying Notes to Financial Statements.
25 OPPENHEIMER BOND FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2000
Investment Income
Interest $ 26,715,749
Dividends 698,995
Total income 27,414,744
Expenses
Management fees 2,308,545
Distribution and service plan fees:
Class A 497,274
Class B 834,244
Class C 226,042
Transfer and shareholder servicing agent fees:
Class A 491,972
Class B 199,567
Class C 53,584
Custodian fees and expenses 36,457
Trustees' compensation 6,962
Other 244,670
Total expenses 4,899,317
Less expenses paid indirectly (24,187)
Net expenses 4,875,130
Net Investment Income 22,539,614
Realized and Unrealized Gain (Loss)
Net realized (loss) on:
Investments (14,964,101)
Closing of futures contracts (743,350)
Closing and expiration of option contracts written (391,353)
Foreign currency transactions (773)
Net realized loss (16,099,577)
Net change in unrealized appreciation (depreciation) on:
Ivestments 10,326,806
Translation of assets and liabilities denominated in foreign currencies
\ (15,506)
Net change 10,311,300
Net realized and unrealized loss (5,788,277)
Net Increase in Net Assets Resulting from Operations $ 16,751,337

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000 1999

Operations
Net investment income $ 22,539,614 $ 24,602,519
Net realized gain (loss) (16,099,577) (9,901,388)
Net change in unrealized appreciation (depreciation) 10,311,300 (21,776,385)
Net change in unrealized appreciation (depreciation)
Net increase (decrease) in net assets resulting
from operations 16,751,337 (7,075,254)
Dividends and/or Distributions to Shareholders Dividends from net investment income:
Class A (15,456,296) (17,338,583)
Class B (5,548,538) (5,781,656)
Class C (1,505,221) (1,471,630)
Class Y (31,117) (2,474)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A (13,836,138) (4,788,442)
Class B (9,643,604) 15,000,170
Class C 548,199 4,420,733
Class Y 694,579 187,967
Net Assets
Total decrease (28,026,799) (16,849,169)
Beginning of period 339,676,530 356,525,699
End of period (including overdistributed net
investment income of $35,046 and $42,207,
respectively) $311,649,731 $339,676,530

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Class A Year Ended December 31, 2000 1999 1998
1997 1996

Per Share Operating Data

Net asset value, beginning of period $ 9.97 $ 10.86 $ 10.97
\ $ 10.70 $ 10.98
Income (loss) from investment operations:
Net investment income .73 .71 .71
 .77 .78
Net realized and unrealized gain (loss) (.18) (.89) (.11)
 .27 (.28)
Total income (loss) from investment
operations .55 (.18) .60
1.04 .50
Dividends and/or distributions to
shareholders:
Dividends from net investment income (.73) (.71) (.71)
(.77) (.75)
Tax return of capital -- -- --
-- (.03)
Total dividends and/or distributions to
shareholders (.73) (.71) (.71)
(.77) (.78)
Net asset value, end of period $ 9.79 $ 9.97 $ 10.86
$ 10.97 $ 10.70
Total Return, at Net Asset Value1 5.80% (1.65)% 5.61%
10.13% 4.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $202,833 $220,502 $246,668
$190,706 $193,515
Average net assets (in thousands) $205,883 $251,190 $217,944
$187,458 $178,130
Ratios to average net assets:2
Net investment income 7.48% 6.88% 6.46%
7.20% 7.35%
Expenses 1.31% 1.24% 1.22%3
1.27%3 1.30%3
Portfolio turnover rate 255% 238% 67%
51% 54%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.
Expense ratio has not been grossed up to reflect the effect of expenses paid
3. indirectly.
See accompanying Notes to Financial Statements.

Class B Year Ended December 31, 2000 1999 1998 1997 1996

Per Share Operating Data
Net asset value, beginning of
period $ 9.96 $10.86 $10.97 $ 10.69 $ 10.98
Income (loss) from investment
operations:
Net investment income .66 .63 .62 .69 .70
Net realized and unrealized
gain (loss) (.17) (.90) (.10) .28 (.29)
Total income (loss) from
investment operations .49 (.27) .52 .97 .41
Dividends and/or
distributions to shareholders:
Dividends from net investment
income (.66) (.63) (.63) (.69) (.67)
Tax return of capital -- -- -- -- (.03)
Total dividends and/or
distributions
to shareholders (.66) (.63) (.63) (.69) (.70)
Net asset value, end of period $ 9.79 $ 9.96 $10.86 $ 10.97 $ 10.69
Total Return, at Net Asset
Value1 5.11% (2.48% 4.81% 9.41% 3.99%
Ratios/Supplemental Data
Net assets, end of period (in
thousands) $83,637 $94,845 $88,061 $48,255 $38,826
Average net assets (in
thousands) $83,394 $95,285 $64,330 $41,439 $38,068
Ratios to average net assets:2
Net investment income 6.71% 6.13% 5.68% 6.42% 6.59%
Expenses 2.07% 1.99% 1.97%3 2.02%3 2.05%3
Portfolio turnover rate 255% 238% 67% 51% 54%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31, 2000 1999 1998 1997 1996

Per Share Operating Data
Net asset value, beginning of
period $ 9.97 $ 10.87 $ 10.98 $10.70 $10.99
Income (loss) from investment
operations:
Net investment income .66 .63 .62 .69 .70
Net realized and unrealized gain
(loss) (.17) (.90) (.10) .28 (.29)
Total income (loss) from
investment operations .49 (.27) .52 .97 .41
Dividends and/or distributions to
shareholders:
Dividends from net investment
income (.66) (.63) (.63) (.69) (.67)
Tax return of capital -- -- -- -- (.03)
Total dividends and/or
distributions
to shareholders (.66) (.63) (.63) (.69) (.70)
Net asset value, end of period $ 9.80 $ 9.97 $ 10.87 $10.98$ 10.70
Total Return, at Net Asset Value1 5.11% (2.47)% 4.81% 9.39% 4.00%
Ratios/Supplemental Data
Net assets, end of period (in
thousands) $24,303 $24,143 $21,796 $9,188$ 4,322
Average net assets (in thousands) $22,605 $24,218 $15,198 $6,134$ 3,404
Ratios to average net assets:2
Net investment income 6.71% 6.13% 5.66% 6.36% 6.60%
Expenses 2.07% 1.99% 1.96%3 2.02%3 2.05%3
Portfolio turnover rate 255% 238% 67% 51% 54%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

Class Y Year Ended December 31 2000 1999 19981

Per Share Operating Data
Net asset value, beginning of period $ 9.95 $10.86 $ 10.88
Income (loss) from investment operations:
Net investment income .85 .76 .49
Net realized and unrealized loss (.18) (.91) (.02)
Total income (loss) from investment operations .67 (.15) .47
Dividends and/or distributions to shareholders:
Dividends from net investment income (.84) (.76) (.49)
Net asset value, end of period $ 9.78 $ 9.95 $ 10.86
Total Return, at Net Asset Value2 7.13% (1.37% 4.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $877 $186 $1
Average net assets (in thousands) $340 $ 31 $1
Ratios to average net assets:3
Net investment income 7.92% 7.94% 6.84%
Expenses 0.83% 0.83% 0.74%4
Portfolio turnover rate 255% 238% 67%

1. For the period from April 27, 1998 (inception of offering) to December 31,
1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer Bond Fund (the Fund) is a separate fund of Oppenheimer Integrity
Funds, an open-end management investment company registered under the Investment
Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortize cost (which approximates market value).

Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of

December 31, 2000, the Fund had entered into outstanding net when-issued or forward commitments of $50,012,813.

In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $31,075, representing 0.01% of the Fund's net assets, were in default.

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

NOTES TO FINANCIAL STATEMENTS Continued

1. Significant Accounting Policies Continued
As of December 31, 2000, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

Expiring

2002 $2,246,311
2003 1,578,277
2004 2,411,327
2007 10,208,297
2008 15,303,133

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss)
for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $106,131, a decrease in overdistributed net investment income of $8,719, and a decrease in accumulated net realized loss on investments of $97,412. Net assets of the Fund were unaffected by the reclassifications.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after
December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $331,883 decrease to cost of securities and a corresponding $331,883 decrease in net unrealized depreciation, based on securities held as of December
31, 2000.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

Year Ended December 31, 2000
Shares Amount

Class A
Sold 5,364,030 $ 52,505,691
Dividends
and/or
distributions
reinvested 1,143,508 11,181,770

Redeemed (7,922,476) (77,523,599)
Net
decrease (1,414,938) $(13,836,138)

Class B

Sold 2,480,901 $ 24,274,682
Dividends
and/or
distributions
reinvested 393,278 3,845,596
Redeemed (3,851,482) (37,763,882)
Net
increase
(decrease) (977,303) $(9,643,604)

Class C

Sold 1,110,309 $ 10,840,387
Dividends
and/or
distributions
reinvested 102,745 1,005,571
Redeemed (1,154,175) (11,297,759)
Net
increase 58,879 $ 548,199

Class Y

Sold 99,175 $ 970,113
Redeemed (28,221) (275,534)
Net
increase 70,954 $ 694,579

NOTES TO FINANCIAL STATEMENTS Continued

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$785,816,722 and $813,842,524, respectively. As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $363,441,558 was:

Gross unrealized appreciation $ 8,026,966
Gross unrealized depreciation (14,549,593)
Net unrealized depreciation $(6,522,627)

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the year ended December
31, 2000 was an annualized rate of 0.74%, before any waiver by the Manager if applicable.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to
January 1, 2001, OFS performed these services on an "at-cost" basis. Beginning
January 2001, OFS is paid at an agreed upon per account fee.

Distribution and Service Plan Fees. Under its General Distributor's Agreement
with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

Aggregate Class A Commissions
Front-End Front-End on Class A
Sales Charges Sales Charges Shares
on Class A Retained by Advanced by
Year Ended Shares Distributor Distributor1

December 31, 2000 $392,363 $114,454 $77,167

1. The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

Class B
Class A Contingent Deferred
Contingent Deferred Sales Charges
Sales Charges Retained by
Year Ended Retained by Distributor Distributor

December 31,
2000 $5,711 $ 353,390 $8,040

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the
Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended December 31, 2000, payments under the Class A plan totaled $497,274 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $107,527 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on
Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees paid to the Distributor for the year ended December 31, 2000, were as follows:

Distributor's

Distributor's Aggregate
Amount Aggregate Unreimbursed
Total Retained Unreimbursed Expenses as % of
Payments by Expenses Net Assets of
Under Plan Distributor Under Plan Class

Class B Plan $834,244 $694,42 $2,997,567 3.58%
Class C Plan 226,042 70,5332 442,124 1.82

NOTES TO FINANCIAL STATEMENTS Continued
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.

The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable. 6. Futures Contracts A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates.
The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:

Contract Expiration Number of Valuation as of Unrealized
Description Date Contracts December 31, 2000 Appreciation

Contracts to
Purchase

U. S. Long Bond 3/21/01 150 $15,693,750 $122,656
U. S. Treasury
Nts., 5 yr 3/21/01 34 3,521,125 2,656
U. S. Treasury
Nts., 10 yr 3/21/01 35 3,670,078 103,633

$228,945

7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

NOTES TO FINANCIAL STATEMENTS Continued

7. Option Activity Continued

Written option activity for the year ended December 31, 2000 was as follows:

Put Options

Number of Amount of
Options Premiums

Options
outstanding
as of
December 31,

1999 175 $ 176,859
Options

written 405 246,719
Options
closed or

expired (580) (423,578)
Options
outstanding
as of
December 31,
2000 -- $ --

8. Illiquid or Restricted Securities

As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000 was $17,477,893, which represents 5.61% of the Fund's net assets, of which $1,214 is considered restricted. Information concerning restricted securities is as follows:

Valuation Per Unrealized
Acquisition Cost Unit as of Appreciation
Date Per Unit December 31, 2000 (Depreciation)

Stocks
and

Warrants
Real
Time
Data Co.

Wts.,
Exp.
5/31/04 6/30/99 $0.01 $0.01 $ --

9. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum.

The Fund had no borrowings outstanding during the year ended or at
December 31, 2000. INDEPENDENT AUDITORS' REPORT To the Board of Trustees and
Shareholders of Oppenheimer Bond Fund:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Bond Fund, including the statement of investments, as of December
31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Bond Fund as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte and Touche LLP
Denver, Colorado
January 23, 2001

Appendix A

RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard and Poor's Rating Services
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard and Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation, and
"C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than obligations rated
"BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in default. Payments on the obligation are not being made on the date due even if the applicable grace period has not expired, unless
Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The
"r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless
Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Appendix B

------------------------------------------------------------------------------
Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense Food and Drug Retailers
Air Transportation Gas Utilities
Asset-Backed Health Care/Drugs
Auto Parts and Equipment Health Care/Supplies and Services
Automotive Homebuilders/Real Estate
Bank Holding Companies Hotel/Gaming
Banks Industrial Services
Beverages Information Technology
Broadcasting Insurance
Broker-Dealers Leasing and Factoring
Building Materials Leisure
Cable Television Manufacturing
Chemicals Metals/Mining
Commercial Finance Nondurable Household Goods
Communication Equipment Office Equipment
Computer Hardware Oil - Domestic
Computer Software Oil - International
Conglomerates Paper
Consumer Finance Photography
Consumer Services Publishing
Containers Railroads and Truckers
Convenience Stores Restaurants
Department Stores Savings and Loans
Diversified Financial Shipping
Diversified Media Special Purpose Financial
Drug Wholesalers Specialty Printing
Durable Household Goods Specialty Retailing
Education Steel
Electric Utilities Telecommunications - Long Distance
Electrical Equipment Telephone - Utility
Electronics Textile, Apparel and Home Furnishings
Energy Services Tobacco
Entertainment/Film Trucks and Parts
Environmental Wireless Services
Food

Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares4 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.5 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor,
Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

(1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
Code,

(2) non-qualified deferred compensation plans, (3) employee benefit plans6 (4)
Group Retirement Plans7 (5) 403(b)(7) custodial plan accounts (6) Individual
Retirement Accounts ("IRAs"), including traditional IRAs,

Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the
Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."8 This waiver provision applies to:

- Purchases of Class A shares aggregating $1 million or more.
- Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.

- Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases,
or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
- Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:

-

(1) The record keeping is performed by Merrill Lynch Pierce Fenner and Smith,
Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan.
On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by
Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by
MLIM (the funds described in (a) and (b) are referred to as "Applicable
Investments").

(2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch.
On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets
(excluding assets invested in money market funds) invested in
Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

- Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001.

Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales charges (and no concessions are paid by the Distributor on such purchases):

- The Manager or its affiliates.
- Present or former officers, directors, trustees and employees (and their
"immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
"immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
- Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
Distributor for that purpose.
- Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
- Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
- Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
- Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
- "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
- Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
- Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
- Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement)
and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
- A unit investment trust that has entered into an appropriate agreement with the Distributor.
- Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in
each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the
Distributor for those purchases.
- A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors)
whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the
Class B and Class C TRAC-2000 program on November 24, 1995.
- A qualified Retirement Plan that had agreed with the former Quest for
Value Advisors to purchase shares of any of the Former Quest for Value
Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
-
B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
- Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party. - Shares purchased by the reinvestment of dividends or other

distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
- Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer
Money Market Fund, Inc. that were purchased and paid for in this manner.
This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
- Shares purchased with the proceeds of maturing principal units of any
Qualified Unit Investment Liquid Trust Series.
- Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

- To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually. - Involuntary redemptions of shares by operation of law or involuntary

redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).

- For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

-

(1) Following the death or disability (as defined in the Internal Revenue
Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2) To return excess contributions.
To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.9 (5) Under a Qualified Domestic Relations
Order, as defined in the Internal
Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6) To meet the minimum distribution requirements of the Internal Revenue
Code.
(7) To make "substantially equal periodic payments" as described in
Section 72(t) of the Internal Revenue Code.
(8) For loans to participants or beneficiaries.
(9) Separation from service.10
Participant-directed redemptions to purchase shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the
Manager) if the plan has made special arrangements with the
Distributor.
Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

- For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer

Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

- Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
- Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
- Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
- Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
- Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
- Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the
Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.

- Distributions11 from Retirement Plans or other employee benefit plans for any of the following purposes:

(1) Following the death or disability (as defined in the Internal
Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
established in an Oppenheimer fund.
(2) To return excess contributions made to a participant's account.
(3) To return contributions made due to a mistake of fact.
(4) To make hardship withdrawals, as defined in the plan.12
(5) To make distributions required under a Qualified Domestic Relations
Order or, in the case of an IRA, a divorce or separation
agreement described in Section 71(b) of the Internal Revenue
Code.
(6) To meet the minimum distribution requirements of the Internal Revenue
Code.
(7) To make "substantially equal periodic payments" as described in
Section 72(t) of the Internal Revenue Code.
(8) For loans to participants or beneficiaries.13 (9) On account of the participant's separation from service.14 (10) Participant-directed redemptions to purchase shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the
Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or
"in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

(12) For distributions from a participant's account under an Automatic
Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10%
of the account's value, adjusted annually.
(13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
(14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
- Redemptions of Class B shares or Class C shares under an
Automatic Withdrawal Plan from an account other than a Retirement
Plan if the aggregate value of the redeemed shares does not
exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

- Shares sold to the Manager or its affiliates.
- Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
- Shares issued in plans of reorganization to which the Fund is a party.
- Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
Funds Who Were Shareholders of FormerIV. Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

Oppenheimer Ques
l Sales Charge as a % of Net Amount Invested
Oppenheimer Smalt Value Fund, Inc. I
Oppenheimer Quel Cap Value Fund O
Fund st Balanced Value
Oppenheimer Qu
Fund, Inc. est Global Value
Oppenheimer Q
Value Fund uest Opportunity

These arrang
to shareholders ements also apply
funds when theyof the following
reorganized) merged (were
Oppenheimer funds into various
1995: on November 24,

Quest for Value
Income Fund U.S. Government
Quest for Value Ne
Fund w York Tax-Exempt
Quest for Value I
Income Fund nvestment Quality
Quest for Value Na
Fund tional Tax-Exempt
Quest for Value Gl
Quest for Vaobal Income Fund
Tax-Exempt Fund lue California

All of the fu
are referred to innds listed above
the "Former Quest this Appendix as
The waivers offor Value Funds."
contingent deferr initial and
described in this ed sales charges
shares of an OppeAppendix apply to
are either: nheimer fund that

- acquired

shareholder pursua by such
of shares of an nt to an exchange
that was one of the Oppenheimer fund
Value Funds, or Former Quest for

- purchas shareholder by exced by such another Oppenheimehange of shares of acquired pursuant r fund that were any of the Former to the merger of Funds into that Quest for Value fund on November 24other Oppenheimer

, 1995.
A. Reductions or
Sales Charges. Waivers of Class A

- - R

Initial Sales Ceduced Class A
Certain Former Queharge Rates for
Shareholders. st for Value Funds

Purchases by Associations. The Groups and sets forth the init following table rates for Class Aial sales charge by members of "Ass shares purchased for any purpose ociations" formed purchase of securit other than the the table apply ifies. The rates in purchased shares that Association Former Quest for of any of the received a proposal Value Funds or shares from OCC D to purchase such to November 24, 199istributors prior
5.

Number of Eligibl Concessionlas %CofrO
Members e Employees or ffering Price ffering PriceInitia

-----------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer 2.50% 2.56% 2.00%
--------------------------------------------------------------------------------
At least 10 but not 2.00% 2.04% 1.60%
more than 49
--------------------------------------------------------------------------------

For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

- - Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
- Shareholders who were shareholders of the AMA Family of Funds on
February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

- Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

- - Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

- - Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

- withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
- liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

- - Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

- redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
Social Security Administration);
- withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

- liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

Oppenheimer U. S. Government Trust,
Oppenheimer Bond Fund,
Oppenheimer Value Fund and
Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account
Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities
Account CMIA LifeSpan Capital
Appreciation Account
Connecticut Mutual Income Account
CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account
CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales
Charge Waivers.

- Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

Those shareholders who are eligible
for the prior Class A CDSC are:
(1) persons whose purchases of Class A
shares of a Fund and other Former Connecticut Mutual Funds were
$500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or
Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases
under a Statement of Intention
entered into prior to March 18,
1996, with the former general
distributor of the Former
Connecticut Mutual Funds to
purchase shares valued at
$500,000 or more over a
13-month period entitled those
persons to purchase shares at
net asset value without being
subject to the Class A initial
sales charge.

Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
of the categories below and acquired Class A shares prior to March 18,
1996, and still holds Class A shares:

-

(1) any purchaser, provided the total
initial amount invested in the
Fund or any one or more of the
Former Connecticut Mutual Funds
totaled $500,000 or more,
including investments made
pursuant to the Combined
Purchases, Statement of
Intention and Rights of
Accumulation features available
at the time of the initial
purchase and such investment is
still held in one or more of
the Former Connecticut Mutual
Funds or a Fund into which such
Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or
more of the Former Connecticut
Mutual Funds and members of
their immediate families;
(4) employee benefit plans sponsored by
Connecticut Mutual Financial
Services, L.L.C. ("CMFS"), the
prior distributor of the Former
Connecticut Mutual Funds, and
its affiliated companies;
(5) one or more members of a group of at
least 1,000 persons (and
persons who are retirees from
such group) engaged in a common
business, profession, civic or
charitable endeavor or other
activity, and the spouses and
minor dependent children of
such persons, pursuant to a
marketing program between CMFS
and such group; and
(6) an institution acting as a fiduciary
on behalf of an individual or
individuals, if such
institution was directly
compensated by the
individual(s) for recommending
the purchase of the shares of
the Fund or any one or more of
the Former Connecticut Mutual
Funds, provided the institution
had an agreement with CMFS.

Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent
Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

(1) by the estate of a deceased
shareholder;
(2) upon the disability of a
shareholder, as defined in
Section 72(m)(7) of the
Internal Revenue Code;
(3) for retirement distributions (or
loans) to participants or
beneficiaries from retirement
plans qualified under Sections
401(a) or 403(b)(7)of the Code,
or from IRAs, deferred
compensation plans created under
Section 457 of the Code, or
other employee benefit plans;
(4) as tax-free returns of excess
contributions to such
retirement or employee benefit
plans;

(5) in whole or in part, in connection
with shares sold to any state,
county, or city, or any
instrumentality, department,
authority, or agency thereof,
that is prohibited by
applicable investment laws from
paying a sales charge or
concession in connection with
the purchase of shares of any
registered investment
management company;

(6) in connection with the redemption of
shares of the Fund due to a
combination with another
investment company by virtue of
a merger, acquisition or similar
reorganization transaction;
(7) in connection with the Fund's right
to involuntarily redeem or
liquidate the Fund;
(8) in connection with automatic
redemptions of Class A shares and Class B shares in certain
retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares
by operation of law, or under
procedures set forth in the
Fund's Articles of
Incorporation, or as adopted by
the Board of Directors of the
Fund.

Special Reduced Sales Charge for
Former Shareholders VI. of Advance
America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of
Class M Shares of Oppenheimer Convertible

Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

- the Manager and its affiliates,
- present or former officers,
directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund,
the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
- registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
- dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
- employees and registered
representatives (and their spouses)
of dealers or brokers described in
the preceding section or financial
institutions that have entered into
sales arrangements with those
dealers or brokers (and whose
identity is made known to the
Distributor) or with the
Distributor, but only if the
purchaser certifies to the
Distributor at the time of purchase
that the purchaser meets these
qualifications,
- dealers, brokers, or registered
investment advisors that had entered
into an agreement with the
Distributor or the prior distributor
of the Fund specifically providing
for the use of Class M shares of the
Fund in specific investment products
made available to their clients, and
- dealers, brokers or registered
investment advisors that had entered
into an agreement with the
Distributor or prior distributor of
the Fund's shares to sell shares to
defined contribution employee
retirement plans for which the
dealer, broker, or investment
advisor provides administrative
services.

Oppenheimer Bond Fund

Internet Web Site:
www.oppenheimerfunds.com

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian Bank
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
Deloitte and Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams and Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

1234
PX285.0401

OPPENHEIMER INTEGRITY FUNDS

FORM N-1A

PART C

OTHER INFORMATION

Item 23. Exhibits

(a) (i) Amended and Restated Declaration
of Trust, amended and restated April
12, 2001: Filed herewith.

(b) Registrant's By-Laws as amended
through 10/24/00: Previously filed
with Registrant's Post-Effective
Amendment No. 38, 2/12/01, and
incorporated herein by reference.

(c) (i) Specimen Class A Share
Certificate for Oppenheimer Bond
Fund: Previously filed with
Registrant's Post-Effective
Amendment No. 35, 4/28/99, and
incorporated herein by reference.

(ii) Specimen Class B Share
Certificate for Oppenheimer Bond
Fund: Previously filed with
Registrant's Post-Effective
Amendment No. 35, 4/28/99, and
incorporated herein by reference.

(iii) Specimen Class C Share Certificate
for Oppenheimer Bond Fund: Amended
and Restated Declaration of Trust
dated 6/26/95 as amended through
4/17/98: Previously filed with
Registrant's Post-Effective
Amendment No. 25, 7/10/95, and
incorporated herein by reference.

(iv) Specimen Class N Share Certificate:
Previously filed with Registrant's
Post-Effective Amendment No. 37,
12/12/00, and incorporated herein by
reference.

(v) Specimen Class Y Share
Certificate for Oppenheimer Bond
Fund: Previously filed with
Registrant's Post-Effective
Amendment No. 35, 4/28/99, and
incorporated herein by reference.

(d) Investment Advisory Agreement dated
7/10/95 for Oppenheimer Bond Fund:
Previously filed with Registrant's
Post-Effective Amendment No. 25,
7/10/95, and incorporated herein by
reference.

(e) (i) General Distributor's
Agreement dated 10/13/92: Previously
filed with Registrant's
Post-Effective Amendment No. 17,
2/26/93, and refiled pursuant to
Item 102 of Regulation S-T with
Registrant's Post-Effective
Amendment No. 23, 4/28/95, and
incorporated herein by reference.

(ii) Form of Dealer Agreement of
OppenheimerFunds Distributor, Inc.:
Previously filed with Pre-Effective
Amendment No. 2 to the Registration
Statement of Oppenheimer Trinity
Value Fund (Reg. No. 333-79707),
8/25/99, and incorporated herein by
reference.

(iii) Form of Agency Agreement of
OppenheimerFunds Distributor, Inc.:
Previously filed with Pre-Effective
Amendment No. 2 to the Registration
Statement of Oppenheimer Trinity
Value Fund (Reg. No. 333-79707),
8/25/99, and incorporated herein by
reference.

(iv) Form of Broker Agreement of
OppenheimerFunds Distributor, Inc.:
Previously filed with Pre-Effective
Amendment No. 2 to the Registration
Statement of Oppenheimer Trinity
Value Fund (Reg. No. 333-79707),
8/25/99, and incorporated herein by
reference.

(f) Form of Deferred Compensation Plan
for Disinterested
Trustees/Directors: Previously filed
with Post-Effective Amendment No. 40
to the Registration Statement of
Oppenheimer High Yield Fund (Reg.
No. 2-62076), 10/27/98, and
incorporated herein by reference.

(g) (i) Custody Agreement dated
11/12/92, between the Registrant and
The Bank of New York: Filed with
Registrant's Post-Effective
Amendment No. 17, 2/26/93, and
refiled with Post-Effective
Amendment No. 23, 4/28/95 pursuant
to Item 102 of Regulation S-T, and
incorporated herein by reference.

(ii) Foreign Custody Manager
Agreement between Registrant and The
Bank of New York: Previously filed
with Pre-Effective Amendment No. 2
to the Registration Statement of
Oppenheimer World Bond Fund (Reg.
333-48973), 4/23/98, and
incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel dated
2/11/91: Incorporated herein by
reference to Registrant's Rule 24f-2
Notice filed on 2/19/91 and refiled
pursuant to Item 102 of Regulation
S-T with Registrant's Post-Effective
Amendment No. 23, 4/28/95, and
incorporated herein by reference.

(j) Independent Auditor's Consent: Filed
herewith.

(k) Not applicable.

(l) Not applicable.

(m) (i) Service Plan and Agreement for
Class A shares of Oppenheimer Bond
Fund dated 6/22/93: Filed with
Registrant's Post-Effective
Amendment No. 19, 3/1/94, and
incorporated herein by reference.

(ii) Amended and Restated
Distribution and Service Plan and
for Class B shares of Oppenheimer
Bond Fund dated 2/24/98: Previously
filed with Post-Effective Amendment
No. 34 to Registrant's Registration
Statement, 2/24/99, and incorporated
herein by reference.

(iii) Amended and Restated Distribution
and Service Plan and Agreement
for Class C Shares of
Oppenheimer Bond Fund dated
2/24/98: Previously filed with
Post-Effective Amendment No.
34 to Registrant's
Registration Statement,
2/24/99, and incorporated
herein by reference.

Distribution and Service Plan and Agreement for Class N shares of
Oppenheimer Bond Fund dated 2/12/01: Filed herewith.

(n) Oppenheimer Funds Multiple Class
Plan under Rule 18f-3 updated through
8/22/00: Previously filed with
Post-Effective Amendment No. 62 to the
Registration Statement of Oppenheimer
Money Market Fund, Inc. (Reg. No.
2-49887), 11/22/00, and incorporated
herein by reference.

(o) Powers of Attorney for all
Trustees/Directors and Officers (including
Certified Board Resolutions): Previously
filed with Pre-Effective Amendment No. 2
to the Registration Statement of
Oppenheimer Main Street Opportunity Fund
(Reg. No. 333-40186), 8/28/00, and
incorporated herein by reference.

(p) Amended and Restated Code of Ethics
of the Oppenheimer Funds dated March 1,
2000 under Rule 17j-1 of the Investment
Company Act of 1940: Previously filed with
the Initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No.
333-44176), 8/21/00, and incorporated
herein by reference.

Item 24. - Persons Controlled by or Under
Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections
of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position Other
Business and Connections
with OppenheimerFunds, Inc. During the
Past Two Years

Timothy L. Abbuhl,
Assistant Vice President None.

Amy B. Adamshick,
Vice President
Formerly
at

Scudder
Kemper
Investments
(July
1998 -
May
2000)

Charles E. Albers,

Senior Vice President None.

Edward J. Amberger,

Assistant Vice President None.

Janette Aprilante,
Assistant Vice President None.

Victor W. Babin,

Senior Vice President None.

Keith W. Bachman,
Assistant Vice President None.

Joanne Bardell,
Assistant Vice President None.

Tomothy M. Barry,
Vice President None.

Bruce L. Bartlett,

Senior Vice President None.

Charles M. Bartling,
Assistant Vice President None.

George Batejan,
Executive Vice President/

Chief Information Officer None

Kevin Baum,
Assistant Vice President None.

Connie Bechtolt,
Assistant Vice President None.

Lalit K. Behal,
Assistant Vice President None.

Kathleen Beichert,
Vice President None.

Rajeev Bhaman,
Vice President None.

Mark Binning,

Assistant Vice President None.

Robert J. Bishop,

Vice President None.

Tracey B. Blinzler,
Assistant Vice President None.

John R. Blomfield,
Vice President None.

Chad Boll,
Assistant Vice President None

Robert A. Bonomo,
Senior Vice President None.

Christina M. Bourgeois,
Assistant Vice President None.

Lowell Scott Brooks,

Vice President None.

Adele A. Campbell,
Assistant Vice President and Assistant
Treasurer: Rochester Division None.

Claudia Calich,
Assistant Vice President None.

Michael A. Carbuto,

Vice President None

Debra A. Casey,

Assistant Vice President None.

Michael E. Cassidy,
Assistant Vice President None.

Peter V. Cocuzza,
Vice President None.

Julie C. Cusker,
Assistant Vice President:

Rochester Division None.

O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director
Chairman
of the
Board
and a
director
(since
June
1999)
and
Senior
Managing
Director
(since
December
1998)
of
HarbourView
Asset

Management Corporation; a director (since
March 2000) of OFI Private Investments,
Inc.; a director of OAM Institutional, Inc.
(since February 2001); Trustee (1993) of
Awhtolia College - Greece; formerly Chief
Executive Officer of HarbourView Asset
Management Corporation (December 1998 - June
1999).

John M. Davis,
Assistant Vice President None.

Robert A. Densen,
Senior Vice President None.

Ruggero de'Rossi,
Vice President

Formerly, Chief Strategist at ING Barings
(July
1998 -
March
2000).

Max Dietshe,
Vice President
Formerly at Deloitte and Touche LLP (1989-1999).

Craig P. Dinsell,

Executive Vice President None.

Becky Dolan,
Vice President None.

Steven D. Dombrower,
Vice President None.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director
Executive
Vice

President,
General
Counsel
and a
director
of
OppenheimerFunds
Distributor,
Inc.;
Executive
Vice
President,
General
Counsel
and a
director
of
HarbourView
Asset
Management
Corporation,
Shareholder
Services,
Inc.,
Shareholder
Financial
Services,
Inc.,
Oppenheimer
Partnership
Holdings,
Inc.,
OFI
Private
Investments,
Inc.,
Oppenheimer
Trust
Company;
President
and a
director
of
Centennial
Asset
Management
Corporation
and
Oppenheimer
Real
Asset
Management,
Inc.;
Vice
President
and a
director
of
OppenheimerFunds
International
Ltd.
and
Oppenheimer
Millennium
Funds
plc; a
director
of
OppenheimerFunds
Legacy
Program,
a
charitable
trust
program
established
by the
Manager;
General
Counsel
and
Secretary
of
Oppenheimer
Acquisition
Corp.;
Chief
Legal
Officer
and a
director
of OAM
Institutional,
Inc.;
an
officer
of
other
Oppenheimer
funds.

Bruce C. Dunbar,

Vice President None.

John E. Eiler,

Vice President None.

Daniel R. Engstrom,

Assistant Vice President None.

Armand B. Erpf,

Assistant Vice President None.

George R. Evans,
Vice President None.

Edward N. Everett,
Assistant Vice President None.

Leslie A. Falconio,

Vice President None.

David J. Falicia,
Assistant Vice President None.

Scott T. Farrar,
Vice President

Assistant
Treasurer
of
Oppenheimer
Millennium
Funds
plc;
an
officer
of
other
Oppenheimer
funds.

Katherine P. Feld,
Vice President, Senior Counsel

and Secretary Vice
President
and
Secretary
of
OppenheimerFunds,
Distributor,
Inc.;
Secretary
and
Director
of
Centennial
Asset
Management
Corporation;
Vice
President
and
Secretary
of
Oppenheimer
Real
Asset
Management,
Inc.;
Secretary
of
HarbourView
Asset
Management
Corporation,
Oppenheimer
Partnership
Holdings,
Inc.,
Shareholder
Financial
Services,
Inc.,
Shareholder
Services,
Inc.
and
OFI
Private
Investments,
Inc.
and
OAM
Institutional,
Inc.

Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division
Director

of ICI
Mutual
Insurance
Company;
Governor
of St.
John's
College;
Director

of International Museum of Photography at
George Eastman House; an officer and/or
portfolio manager of certain Oppenheimer
funds.

Paul J. Fitzsimmons,
Assistant Vice President None.

Brian D. Flahive,
Assistant Vice President None.

David J. Foxhoven,
Assistant Vice President None.

Colleen M. Franca,

Assistant Vice President None.

Crystal French,

Vice President None.

Dan P. Gangemi,

Vice President None.

Subrata Ghose,
Assistant Vice President

Formerly,
Equity
Analyst
at
Fidelity
Investments
(1995
-
March
2000).

Charles W. Gilbert,

Assistant Vice President None.

Alan C. Gilston,

Vice President None.

Jill E. Glazerman,

Vice President None.

Paul M. Goldenberg,
Vice President

Formerly,
President
of
Advantageware
(September
1992 -
September
1999).

Mikhail Y. Goldverg,

Vice President None.

Raquel Granahan,
Vice President None.

Laura Granger,
Vice President
Formerly,
Portfolio
Manager
at
Fortis
Advisors
(July
1998-October
2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and
Director Chief
Financial
Officer,
Treasurer
and
director
of
Oppenheimer
Acquisition
Corp.;
Executive
Vice
President
of
HarbourView
Asset
Management
Corporation;
President.
Chief
Executive
Officer
and
director
of
Oppenheimer
Trust
Company;
director
of
Trinity
Investment
Management
Corp.,
Secretary/Treasurer
and
director
of
OppenheimerFunds
Legacy
Program
(charitable
trust
program);
Executive
Vice
President
of OFI
Private
Investments,
Inc.
and a
Member
and
Fellow
of the
Institute
of
Chartered
Accountants.

Robert Grill,
Senior Vice President None.

Robert Guy,
Senior Vice President None.

Robert Haley,
Assistant Vice President None.

Ping Han,
Assistant Vice President None.

Kelly Haney,
Assistant Vice President None.

Thomas B. Hayes,
Vice President None.

Dennis K. Hess,

Assistant Vice President None.

Dorothy F. Hirshman,
Assistant Vice President None.

Merryl I. Hoffman,
Vice President and
Senior Counsel
Secretary of Oppenheimer Trust Company.

Merrell I. Hora,

Vice President None.

Edward Hrybenko,
Vice President None.

Scott T. Huebl,
Vice President None.

Margaret Hui,
Assistant Vice President

Formerly
Vice
President
-
Syndications
of
Sanwa
Bank
California
(January
1998 -
September
1999).

John A. Huttlin,
Vice President None.

James G. Hyland,
Assistant Vice President

Formerly
Manager
of
Customer
Research
for
Prudential
Investments
(February
1998 -
July
1999).

David Hyun,
Vice President
Formerly
portfolio
manager,
technology
analyst
and
research
associate
at
Fred
Alger
Management,
Inc.
(August
1993 -
June
2000).

Steve P. Ilnitzki,
Senior Vice President

Formerly
Vice
President
of
Product
Management
at
Ameritrade
(until
March
2000).

Kathleen T. Ives,
Vice President and
Assistant Counsel None.

William Jaume,

Vice President Senior
Vice
President
(since
April
2000)
of
HarbourView
Asset
Management
Corporation;
COO
and
CCO of
OAM
Institutional,
Inc.
(since
February
2001).

Frank V. Jennings,
Vice President None.

Andrew J. Jordan,

Assistant Vice President None.

Deborah Kaback,
Vice President and
Senior Counsel

Formerly

Senior
Vice
President
and
Deputy
General
Counsel
of
Oppenheimer
Capital
(April
1989-November
1999).

Lewis A. Kamman,
Vice President None.

Jennifer E. Kane,

Assistant Vice President None.

Lynn O. Keeshan,
Senior Vice President None.

Thomas W. Keffer,
Senior Vice President None.

Kristina J. Keller,
Vice President None.

Richard W. Knott,
Vice President None.

Teresa H. Kong,

Assistant Vice President None.

Walter G. Konops,

Assistant Vice President None.

Avram D. Kornberg,

Senior Vice President None.

Dimitrios Kourkoulakos,
Assistant Vice President. None.

John Kowalik,

Senior Vice President None.

Brian K. Kramer,
Assistant Vice President None.

Joseph Krist,
Assistant Vice President None.

Tracey E. Lange,
Vice President None.

Christopher M. Leavy,
Senior Vice President
Formerly

Vice
President
and
Portfolio
Manager
at
Morgan
Stanley
Investment
Management
(1997-September
2000).

Dina C. Lee,
Assistant Vice President and
Assistant Counsel
Formerly

an
attorney
with
Van
Eck
Global

(until
December
2000).
Michael S. Levine,

Vice President None.

Shanquan Li,
Vice President None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel None.

William A. Linden,
Assistant Vice President None.

Malissa B. Lischin,
Assistant Vice President

Formerly
Associate
Manager,
Investment
Management
Analyst
at
Prudential
(1996
-
March
2000).

David P. Lolli,
Assistant Vice President None.

Daniel G. Loughran
Vice President: Rochester Division None.

David M. Mabry,

Vice President None.

Bridget A. Macaskill,
Chairman, Chief Executive Officer
and Director

President,
Chief
Executive
Officer
and
director
of OFI

Private
Investments,
Inc.,
an
investment
adviser
subsidiary
of the
Manager;
Chairman
and
director
of
Shareholder
Services,
Inc.
and
Shareholder
Financial
Services,
Inc.,
transfer
agent
subsidiaries
of the
Manager;
President
and
director
of
Oppenheimer
Acquisition
Corp.,
the
Manager's
parent
holding
company;
President
and
director
of
Oppenheimer
Partnership
Holdings,
Inc.,
a
holding
company
subsidiary
of the
Manager;
President
and
director
of
OppenheimerFunds
International
Ltd.,
an
offshore
fund
management
subsidiary
of the
Manager
and of
Oppenheimer
Millennium
Funds
plc;
director
of
HarbourView
Asset
Management
Corporation
and
Oppenheimer
Real
Asset
Management,
Inc.,
investment
adviser
subsidiaries
of the
Manager;
President
and
director
of
OppenheimerFunds
Legacy
Program,
a
charitable
trust
program
established
by the
Manager;
director
of OAM
Institutional,
Inc.;
President
and a
trustee
of
other
Oppenheimer
funds.
Formerly
Ms
Macaskill
held
the
following
positions:
President
of the
Manager
(June
1991 -
August
2000);
a
director
(until
March
2001)
of
Prudential
Corporation
plc (a
U.K.
financial
service
company).

Steve Macchia,
Vice President None.

Patrick M. Magee,
Vice President None.

Marianne Manzolillo,
Assistant Vice President
Formerly,
Vice
President
for
DLJ
High
Yield
Research
Department
(February
1993 -
July
2000).

Luann Mascia,
Vice President None.

Philip T. Masterson,
Vice President and
Associate Counsel None.

Loretta M McCarthy,

Executive Vice President None.

Elizabeth A. McCormack,
Assistant Vice President None.

Joseph McGovern,
Assistant Vice President None.

Charles L. McKenzie,
Senior Vice President Senior
Vice
President
of
HarbourView
Asset
Management
Corporation
and
OAM
Institutional,
Inc.

Lisa Migan,
Assistant Vice President None.

Andrew J. Mika,
Senior Vice President

Formerly
a
Second
Vice
President
for
Guardian
Investments
(June
1990 -
October
1999).

Joy L. Milan,

Assistant Vice President None.

Denis R. Molleur,
Vice President and
Senior Counsel None.

Nikolaos D. Monoyios,
Vice President None.

Stacy M. Morrell,
Vice President None.

John Murphy,
President, Chief Operating
Officer and Director

Executive
Vice
President
of
Massachusetts
Mutual
Life
Insurance
Company,
President
of
MassMutual
Institutional
Funds
and
the
MML
Series
Funds
(since
1997);
a
director
of
David
L.
Babson
Acquisition
Corp.

Kenneth Nadler,
Vice President None.

David Negri,

Senior Vice President None.

Barbara Niederbrach,
Assistant Vice President None.

Linda J. Nolte,
Assistant Vice President None.

Robert A. Nowaczyk,
Vice President None.

Raymond C. Olson,

Assistant Vice President None.

Gina M. Palmieri,

Vice President None.

Frank J. Pavlak,
Vice President,
Director/Compliance None.

David P. Pellegrino,
Vice President None.

Susan Pergament,

Assistant Vice President None.

James F. Phillips,
Assistant Vice President None.

Robert F. Pino,
Assistant Vice President
Formerly
senior
analyst
for
Commonfund
in
Connecticut
(until
January
2001)

Jane C. Putnam,
Vice President None.

Janet M. Quinn,
Assistant Vice President None.

Michael E. Quinn,

Vice President None.

Heather H. Rabinowitz,
Assistant Vice President None.

Julie S. Radtke,

Vice President None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division None.

Thomas P. Reedy,

Vice President Vice
President
(since
April
1999)
of
HarbourView
Asset
Management
Corporation.

John Reinhardt,
Vice President: Rochester Division None

Kristina Richardson,
Assistant Vice President None.

Robert Robis,
Assistant Vice President None.

Antoinette Rodriguez,
Assistant Vice President None.

Jeffrey S. Rosen,
Vice President None.

Marci B. Rossell,
Vice President

Formerly,

manager at Deloitte and Touche LLP (until
September 1999).

Richard H. Rubinstein,
Senior Vice President An
officer
and/or
portfolio
manager
of
certain
Oppenheimer
funds.

Lawrence E. Rudnick,

Assistant Vice President None.

James Ruff,
Executive Vice President
President
and
director

of
OppenheimerFunds
Distributor,
Inc.;
Vice
President
(since
March
2000)
of OFI
Private
Investments,
Inc.

Victoria M. Ruoff,
Assistant Vice President None.

Andrew Ruotolo
Executive Vice President
President
and
director
of
Shareholder
Services,
Inc.;
formerly
Chief
Operations
Officer
for
American
International
Group
(August
1997-September
1999).

Rohit Sah,
Assistant Vice President None.

Valerie Sanders,
Vice President None.

Kenneth Schlupp
Vice President
Assistant
Vice
President
(since
March
2000)
of OFI
Private
Investments,
Inc.

Jeffrey R. Schneider,
Vice President

Formerly
(until
May
1999)
Director,
Personal
Decisions
International.

Ellen P. Schoenfeld,

Vice President None.

Brooke M. Schulte,

Assistant Vice President None.

David C. Schultz
Senior Vice President Chief
Executive
Officer,
President
and
director
of
HarbourView
Asset
Management
Corporation
and
OAM
Institutional,
Inc.

Allan P. Sedmak

Assistant Vice President None.

Jennifer L. Sexton,

Vice President None.

Martha A. Shapiro,
Vice President None.

Imelda M. Shine,

Vice President None.

Connie Song,
Assistant Vice President None.

Richard A. Soper,

Vice President None.

Keith J. Spencer,

Vice President None.

Cathleen R. Stahl,
Vice President

Assistant
Vice
President
and
Manager
of
Women
and
Investing
Program.

Richard A. Stein,

Vice President: Rochester Division None.

Arthur P. Steinmetz,
Senior Vice President None.

Jayne M. Stevlingson,
Vice President None.

Gregg J. Stitt,

Vice President None.

John P. Stoma,

Senior Vice President None.

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel

Formerly,
Associate
General
Counsel,
Chief
Compliance
Officer,
Corporate
Secretary
and
Vice
President
of
Winmill
and Co.
Inc.
(formerly
Bull and
Bear
Group,
Inc.),
CEF
Advisers,
Inc.
(formerly
Bull and
Bear
Advisers,
Inc.),
Investor
Service
Center,
Inc.
and
Midas
Management
Corporation
(November
1997 -
March
2000).

Kevin L. Surrett,
Assistant Vice President

Assistant Vice President of Product
Development
At
Evergreen Investor Services, Inc. (June

1995 -

May
1999).

Michael E. Sussman,

Assistant Vice President None.

James C. Swain,
Vice Chairman of the Board
Chairman,
CEO
and
Trustee,
Director
or
Managing
Partner
of the
Denver-based
Oppenheimer
Funds;
formerly,
President
and
Director
of
Centennial
Asset
Management
Corporation
and
Chairman
of the
Board
of
Shareholder
Services,
Inc.

Susan B. Switzer,

Vice President None.

Anthony A. Tanner,
Vice President: Rochester Division None.

James T. Taylor,

Assistant Vice President None.

Paul E. Temple,
Vice President

Formerly
(until
May
2000)
Director
of
Product
Development
at
Prudential.

Eamon T. Tubridy,

Assistant Vice President None.

Emily R. Tusaneza,
Assistant Vice President None.

Cameron T. Ullyatt,
Assistant Vice President None.

Tanya M. Valency,
Vice President None.

Mark S. Vandehey,

Vice President None.

Maureen VanNorstrand,
Vice President None.

Phillip F. Vottiero,

Vice President Chief
Financial
officer
for
the
Sovlink
Group
(April
1996 -
June
1999).

Samuel Sloan Walker,
Vice President None.

Teresa M. Ward,

Vice President None.

Jerry A. Webman,
Senior Vice President None.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division None.

Barry D. Weiss,
Assistant Vice President
Formerly with Fitch IBCA (1996 - January 2000).

Christine Wells,
Vice President None.

Joseph J. Welsh,

Vice President None.

Diederik Werdmolder,
Vice President None.

Catherine M. White,
Assistant Vice President

Formerly,
Assistant
Vice
President
with
Gruntal
and Co.
LLC
(September
1998 -
October
2000);
member
of the
American
Society
of
Pension
Actuaries
(ASPA)
since
1995.

William L. Wilby,
Senior Vice President Senior
Investment
Officer,
Director
of
International
Equities;
Senior
Vice
President
of
HarbourView
Asset
Management
Corporation.

Thomas J. Wilson,
Vice President None.

Donna M. Winn,

Senior Vice President Vice
President
(since
March
2000)
of OFI
Private
Investments,
Inc.

Philip Witkower,
Senior Vice President
Formerly
Vice
President
of
Prudential
Investments
(1993
-
November

2000).

Brian W. Wixted,
Senior Vice President and
Treasurer
Treasurer
(since
March
1999)
of
HarbourView
Asset

Management
Corporation,
Shareholder
Services,
Inc.,
Oppenheimer
Real
Asset
Management
Corporation,
Shareholder
Financial
Services,
Inc.
and
Oppenheimer
Partnership
Holdings,
Inc.,
of OFI
Private
Investments,
Inc.
(since
March
2000)
and of
OppenheimerFunds
International
Ltd.
and of
Oppenheimer
Millennium
Funds
plc
(since
May
2000),
of OAM
Institutional,
Inc.
(since
February
2001);
Treasurer
and
Chief
Financial
Officer
(since
May
2000)
of
Oppenheimer
Trust
Company;
Assistant
Treasurer
(since
March
1999)
of
Oppenheimer
Acquisition
Corp.
and of
Centennial
Asset
Management
Corporation;
an
officer
of
other
Oppenheimer
funds.

Carol Wolf,
Senior Vice President An
officer
and/or
portfolio
manager
of
certain
Oppenheimer
funds;
serves
on the
Board
of
Chinese
Children
Adoption
International
Parents
Council,
Supporters
of
Children,
and
the
Advisory
Board
of
Denver
Children's
Hospital
Oncology
Department.

Kurt Wolfgruber,

Senior Vice President Senior
Investment
Officer,
Director
of
Domestic
Equities;
member
of the
Investment
Product
Review
Committee
and
the
Executive
Committee
of
HarbourView
Asset
Management
Corporation;
formerly
(until
April
2000)
a
Managing
Director
and
Portfolio
Manager
at
J.P.
Morgan
Investment
Management,
Inc.

Caleb C. Wong,

Vice President An
officer
and/or
portfolio
manager
of
certain
Oppenheimer
funds
(since
June
1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel
Assistant
Secretary
of
Shareholder
Services,
Inc.,
Shareholder
Financial
Services,
Inc.,
OppenheimerFunds
International
Ltd.
and
Oppenheimer
Millennium
Funds
plc;
an
officer
of
other
Oppenheimer
funds.

Jill Zachman,
Assistant Vice President:
Rochester Division None.

Neal A. Zamore,
Vice President
Formerly

(until
May
2000)
Vice
President
at GE
Capital.

Mark D. Zavanelli,

Vice President None.

Arthur J. Zimmer,
Senior Vice President Senior
Vice
President
(since
April
1999)
of
HarbourView
Asset
Management
Corporation;
Vice
President
of
Centennial
Asset
Management
Corporation;
an
officer
and/or
portfolio
manager
of
certain
Oppenheimer
funds.

Susan Zimmerman,
Vice President None.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the
Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as
set forth below:

New York-based Oppenheimer
Funds

Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Preservation Fund Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund Oppenheimer Emerging Growth Fund Oppenheimer
Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe
Fund Oppenheimer Global Fund Oppenheimer Global Growth and Income Fund
Oppenheimer Gold and Special Minerals Fund Oppenheimer Growth Fund
Oppenheimer International Growth Fund Oppenheimer International Small
Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market
Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State
Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal
Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc.
Oppenheimer Trinity Core Fund Oppenheimer Trinity Growth Fund Oppenheimer
Trinity Value Fund Oppenheimer U.S. Government Trust

Quest/Rochester Funds

Limited Term New York
Municipal Fund
Oppenheimer Convertible
Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital
Value Fund, Inc.
Oppenheimer Quest For Value
Funds
Oppenheimer Quest Global Value
Fund, Inc.
Oppenheimer Quest Value Fund,
Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P. Centennial California Tax Exempt Trust
Centennial Government Trust Centennial Money Market Trust Centennial
New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer
Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital
Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds
Oppenheimer International Bond Fund Oppenheimer Limited-Term
Government Fund Oppenheimer Main Street Opportunity Fund Oppenheimer
Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc.

Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer
Select Managers Oppenheimer Senior Floating Rate Fund Oppenheimer
Strategic Income Fund Oppenheimer Total Return Fund, Inc.

Oppenheimer Variable Account
Funds
Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc.,
OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corp.,
Oppenheimer Partnership Holdings, Inc.,
Oppenheimer Acquisition Corp. and OFI
Private Investments, Inc. is Two World
Trade Center, New York, New York
10048-0203.

The address of the New York-based
Oppenheimer Funds, the Quest Funds, the
Rochester-based funds, the Denver-based
Oppenheimer Funds, Shareholder Financial
Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation,
Centennial Capital Corp., and Oppenheimer
Real Asset Management, Inc. is 6803 South
Tucson Way, Englewood, Colorado 80112.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc.
is the Distributor of the Registrant's
shares. It is also the Distributor of each
of the other registered open-end
investment companies for which
OppenheimerFunds, Inc. is the investment
adviser, as described in Part A and B of
this Registration Statement and listed in
Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama
Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the
Registrant's principal underwriter are:

Name and Principal Positions
and Offices Positions
and Offices
Business Address with
---------------- -----
Underwriter with
----------- -----
Registrant
----------

Jason R. Bach Vice
President None
3264 Winthrop Circle
Marietta, GA 30067

William M. Beardsley Vice
President None
1521 Arrow Wood Land
Downers Grove, IL 60515

Gabriella Bercze (2) Vice
President None

Douglas S. Blankenship Vice
President None
17011 Woodbark

Spring, TX 77379

Kevin E. Brosmith Senior
Vice President None
170 Phillip Court
Lake Bluff, IL 60044

Susan Burton Vice
President None
4127 Towne Green Circle
Addison, TX 75001

Kathleen Mary Byron Vice
President None
6 Dahlia Drive
Irvine, CA 92618

H.C. Digby Clements Vice
President None
200 Oaklane
Rochester, NY 14610

Robert A. Coli Vice
President None
12 White Tail Lane

Bedminster, NJ 07921

Jill E. Crockett (2) Assistant
Vice President None

Jeffrey D. Damia (2) Vice
President None

Paul Dellibovi Vice
President None
100 Lincoln Road #1544
Miami, Beach, FL 33139

Stephen J. Demetrovits (2) Vice
President None

Christopher DeSimone Vice
President None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael W. Dickson Vice
President None
21 Trinity Avenue
Glastonbury, CT 06033

Joseph A. DiMauro Vice
President None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrowser (2) Vice
President None

Andrew J. Donohue (2) Assistant
Vice President None

Andrew J. Donohue (2) Executive
Vice
President and Director Vice
President and
Secretary

George P. Dougherty Vice
President None
4090 Redbud Circle
Doylestown, PA 18901

Cliff H. Dunteman Vice
President None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

Wendy G. Ehrlich (Hetson) Vice
President None
4 Craig Street

Jericho, NY 11753

Kent M. Elwell Vice
President None
35 Crown Terrace

Yardley, PA 19067

Gregg A. Everett Vice
President None
7124 Trysail Circle
Tampa, FL 33607

John M. Ewalt Vice
President None
2301 Overview
Tacoma, WA 98422

George R. Fahey Vice
President None
9 Townview Court

Flemington, NJ 08822

Eric C. Fallon Vice
President None
10 Worth Circle
Newton, MA 02458

Katherine P. Feld (2) Vice
President and None

Corporate
Secretary

Mark J. Ferro Vice
President None
43 Market Street

Breezy Point, NY 11697

Ronald H. Fielding (3) Vice
President None

Brian Flahive (2) Assistant
Vice President None

Patrick W. Flynn (1) Senior
Vice President None

John ("J") Fortuna (2) Vice
President None

Ronald R. Foster Senior
Vice President None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece (1) Assistant
Vice President None

Luiggino J. Galleto Vice
President None
10302 Riesling Court

Charlotte, NC 28277

Michelle M. Gans Vice
President None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

Lucio Giliberti Vice
President None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant (2) Senior
Vice President None

Michael D. Guman Vice
President None
3913 Pleasant Avenue

Allentown, PA 18103

Tonya N. Hammet Assistant
Vice President None
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759

Clifford W. Heidinger Vice
President None
90 Gates Street

Portsmouth, NH 03801

Phillipe D. Hemery Vice
President None
184 Park Avenue

Rochester, NY 14607

Elyse R. Jurman Herman Vice
President None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL 33062

Kristen L. Heyburn Vice
President None
2315 Mimosa Drive #2
Houston, TX 77019

William E. Hortz (2) Vice
President None

Brian F. Husch (2) Vice
President None

Richard L. Hymes (2) Vice
President None

Byron Ingram (1) Assistant
Vice President None

Kathleen T. Ives (1) Vice
President None

Eric K. Johnson Vice
President None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson Vice
President None
15792 Scenic Green Court
Chesterfield, MO 63017

John S. Kavanaugh Vice
President None

2 Cervantes, Apt. #301
San Francisco, CA 94123

Christina J. Keller (2) Vice
President None

Brian G. Kelly Vice
President None
60 Larkspur Road
Fairfield, CT 06430

Michael Keogh (2) Vice
President None

Richard Klein Senior
Vice President None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent A. Krantz Senior
Vice President None
P. O. Box 1313
Seahurst, WA 98062

David T. Kuzia Vice
President None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

Oren A. Lane Vice
President None
5286 Timber Bend Drive

Brighton, MI 48116

Dawn Lind Vice
President None
21 Meadow Lane
Rockville Centre, NY 11570

James V. Loehle Vice
President None
30 Wesley Hill Lane

Warwick, NY 10990

Joseph X. Loftus (2) Assistant
Vice President None

John J. Lynch Vice
President None
5341 Ellsworth
Dallas, TX 75206

Mark Macken Vice
President None
462 Lincoln Avenue
Sayville, NY 11782

Steven C. Manns Vice
President None
1941 W. Wolfram

Chicago, IL 60657

Todd A. Marion Vice
President None
3 St. Marks Place
Cold Spring Harbor, NY 11724

David M. Martin Vice
President None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126

Theresa-Marie Maynier Vice
President None
2421 Charlotte Drive
Charlotte, NC 28203

Anthony P. Mazzariello Vice
President None
704 Beaver Road

Leetsdale, PA 15056

John C. McDonough Vice
President None
3812 Leland Street

Chevy Chase, MD 20815

Kent C. McGowan Vice
President None
18424 12th Avenue West

Lynnwood, WA 98037

Dixon Morgan Vice
President None
1820 Berkshire Rd.
Gates Mills, OH 44040

Charles Murray (2) Senior
Vice President None

Wendy Jean Murray Vice
President None
32 Carolin Road

Upper Montclair, NJ 07043

John W. Nesnay Vice
President None
9511 S. Hackberry Street

Highlands Ranch, CO 80126

Kevin P. Neznek (2) Vice
President None

Patrick J. Noble Vice
President None
1155 Wellesley Avenue #204
Los Angeles, CA 90049

Chad V. Noel Vice
President None
2408 Eagleridge Drive
Henderson, NV 89014

Alan I. Panzer Assistant
Vice President None
925 Canterbury Road, Apt. #848

Atlanta, GA 30324

Kevin Parchinski Vice
President None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle E. Pereira Vice
President None
2707 Via Arboleda

San Clemente, CA 92672

Brian C. Perkes Vice
President None
8734 Shady Shore Drive

Frisco, TX 75034

Charles K. Pettit Vice
President None
22 Fall Meadow Drive
Pittsford, NY 14534

William L. Presutti Vice
President None
238 Kemp Avenue
Fair Haven, NJ 07704

Elaine Puleo-Carter (2) Senior
Vice President None

Christopher L. Quinson Vice
President None
19 Cayuga Street
Rye, NY 10580

Minnie Ra Vice
President None
100 Dolores Street, #203
Carmel, CA 93923

Gary D. Rakan Vice
President None
25031 Woodridge Triangle
Farmington, MI 48335

Michael A. Raso Vice
President None
16 N. Chatsworth Ave., Apt. 301

Larchmont, NY 10538

John Reinhardt Vice
President None
29 Kirklees Road
Pittsford, NY 14534

Douglas Rentschler Vice
President None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone Richter (2) Vice
President None

Ruxandra Risko(2) Vice
President None

David R. Robertson (2) Senior
Vice President None

Kenneth A. Rosenson Vice
President None
24753 Bantage Point Terr.

Malibu, CA 90265

James Ruff (2) President
and Director None

William R. Rylander Vice
President None
85 Evergreen Road
Vernon, CT 06066

Alfredo Scalzo Vice
President None
9616 Lake Chase Island Way

Tampa, FL 33626

Michael Sciortino Vice
President None
785 Beau Chene Drive
Mandeville, LA 70471

Arthur Seals Vice
President None
2415 Forrest Brook Lane #701
Arlington, TX 76006

Eric Sharp Vice
President None
862 McNeill Circle
Woodland, CA 95695

Kristen Sims (2) Vice
President None

Douglas Bruce Smith Vice
President None
808 South 194th Street

Seattle,WA 98148

William A. Spetrino Vice
President None
7631 Yennicook Way
Hudson, OH 44236

Byron D. Stein Vice
President None
7000 Island Blvd., Apt. 1408
Aventura, FL 33160

Wayne C. Strauss Assistant
Vice President None
25 Summit St.
Fairport, NY 14450

David E. Sturgis Vice
President None
81 Surrey Lane

Boxford, MA 01921

Brian C. Summe Vice
President None
239 N. Colony Drive

Edgewood, KY 41017

Michael Sussman(2) Vice
President None

George T. Sweeney Senior
Vice President None
5 Smoke House Lane
Hummelstown, PA 17036

Andrew E. Sweeny Vice
President None
5967 Bayberry Drive

Cincinnati, OH 45242

Scott McGregor Tatum Vice
President None
704 Inwood
Southlake, TX 76092

Martin Telles (2) Senior
Vice President None

David G. Thomas Vice
President None
1328 N. Cleveland Street

Arlington, VA 22201

Byron K.Toma Vice
President None
14575 S. Gallery
Olathe, KS 66062

Floyd A. Tucker Vice
President None
1930 W. Barry Ave., #2
Chicago, IL 60657

Mark Vandehey (1) Vice
President None

Andrea Walsh (1) Vice
President None

Suzanne Walters (1) Assistant
Vice President None

Michael J. Weigner Vice
President None
4905 W. San Nicholas Street
Tampa, FL 33629

Donn Weise Vice
President None
3249 Earlmar Drive
Los Angeles, CA 90064

Marjorie J. Williams Vice
President None
6930 East Ranch Road

Cave Creek, AZ 85331

Philip Witkower (2) Senior
Vice President None

Cary Patrick Wozniak Vice
President None
18808 Bravata Court

San Diego, CA 92128

Gregor D. Yuska Vice
President None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

Jill Zackman Vice
President None
10 Colonial Circle
Fairport, NY 14450

(1)6803 South Tucson Way, Englewood, CO
80112
(2)Two World Trade Center, New York, NY
10048
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
County of Arapahoe and State of Colorado on the 19th day of April, 2001.

OPPENHEIMER
INTEGRITY FUNDS

By: /s/
James C. Swain*

-----------------------------------
James C.
Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures Title
Date

/s/ James C. Swain* Chairman of
the Board,
----------------------- Chief
Executive Officer April 19, 2001
James C. Swain and Trustee

/s/ Bridget A. Macaskill*
------------------------------

President and Trustee April 19, 2001
Bridget A. Macaskill

/s/ Brian W. Wixted* Treasurer and
Principal April 19, 2001
------------------------- Financial and
Brian W. Wixted Accounting
Officer

/s/ William L. Armstrong* Trustee
April 19, 2001

-------------------------------
William L. Armstrong

/s/ Robert G. Avis* Trustee
April 19, 2001

----------------------
Robert G. Avis

/s/ George C. Bowen Trustee
April 19, 2001
-------------------------
George C. Bowen

/s/ Edward L. Cameron Trustee
April 19, 2001
----------------------------
Edward L. Cameron

/s/ Jon S. Fossel* Trustee
April 19, 2001

--------------------
Jon S. Fossel

/s/ Sam Freedman* Trustee
April 19, 2001

----------------------
Sam Freedman

/s/ C. Howard Kast* Trustee
April 19, 2001

------------------------
C. Howard Kast

/s/ Robert M. Kirchner* Trustee
April 19, 2001

----------------------------
Robert M. Kirchner

/s/ F. William Marshall, Jr. Trustee
April 19, 2001
------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
April 19, 2001

-----------------------------------------
Robert G. Zack, Attorney-in-Fact

285n1a_April_01 Redline
OPPENHEIMER INTEGRITY FUNDS

EXHIBIT INDEX

Form N-1A
Item No. Description
---------
-----------

23(a) Amended and Restated
Declaration of Trust,
amended and restated
April 12, 2001.

23(j) Independent Auditor's
Consent.

23(m)(iv) Distribution and Service
Plan and Agreement for Class N shares
dated 2/12/01.

285ptc_01(b)

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1No concession will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

2Messrs. Armstrong, Bowen, Cameron, Fossel, and Marshall are not Managing
General Partners of Centennial America Fund, L.P. Messrs. Cameron and
Marshall were not Trustees of Oppenheimer Municipal Fund. Messrs. Bowen,
Cameron, and Marshall and Ms. Macaskill are not Directors of Panorama Series
Fund, Inc.

3. In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

1Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund. 2In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.
3An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in)
the plan purchase Class N shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and
403(b) plans other than plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class N shares of an
Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class N shares at net asset value but subject to the Class N contingent deferred sales charge. 8 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

9 This provision does not apply to IRAs.

10 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 11 The distribution must be requested prior to
Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 12 This provision does not apply to IRAs.

13 This provision does not apply to loans from 403(b)(7) custodial plans. 14
This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.